United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/18

Date of Reporting Period: Six months ended 05/31/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2018
Share Class | Ticker	A | TLRAX	B | TLRBX	C | TLRCX	R | FTRKX
	Institutional | FTRBX	Service | FTRFX	R6 | FTRLX

Federated Total Return Bond Fund
Fund Established 1996

A Portfolio of Federated Total Return Series, Inc.
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2017 through May 31, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	44.7%
Mortgage-Backed Securities[3]	20.2%
U.S. Treasury and Agency Securities	19.8%
Trade Finance Agreements	4.1%
Commercial Mortgage-Backed Securities	2.1%
Floating Rate Loans	2.0%
Asset-Backed Securities	1.6%
Foreign Government Securities	1.2%
Collateralized Mortgage Obligations	1.1%
Agency Risk Transfer Security	0.4%
Municipal Securities[4]	0.0%
Derivative Contracts[5]	(0.2)%
Other Security Types[6]	0.1%
Cash Equivalents[7]	2.5%
Other Assets and Liabilities—Net[8]	0.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Other Security Types consist of common stock and exchange-traded funds.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2018 (unaudited)
Principal Amount or Shares			Value
	[1]	AGENCY RISK TRANSFER SECURITIES—0.4%
		Structured Product—0.4%
$ 6,480,000		Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 4.560%, (1-month USLIBOR +2.600%), 5/25/2024	$6,878,500
9,042,086		Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 4.960%, (1-month USLIBOR +3.000%), 7/25/2024	9,660,715
4,606,490		Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M2, 4.160%, (1-month USLIBOR +2.200%), 2/25/2024	4,738,570
1,342,276		Structured Agency Credit Risk Debt Note, Series 2014-DN2, Class M2, 3.610%, (1-month USLIBOR +1.650%), 4/25/2024	1,360,419
1,820,000		Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M3, 6.460%, (1-month USLIBOR +4.500%), 2/25/2024	2,100,825
2,730,000		Structured Agency Credit Risk Debt Note, Series 2014-DN2, Class M3, 5.560%, (1-month USLIBOR +3.600%), 4/25/2024	3,054,328
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $24,531,979)	27,793,357
		CORPORATE BONDS—36.2%
		Basic Industry - Chemicals—0.2%
2,653,000		Albemarle Corp., 4.15%, 12/1/2024	2,704,801
1,000,000		Dow Chemical Co., 4.25%, 11/15/2020	1,028,107
500,000		DuPont (E.I.) de Nemours & Co., 4.625%, 1/15/2020	514,945
3,670,000		Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	3,814,877
9,955,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2045	10,576,802
		TOTAL	18,639,532
		Basic Industry - Metals & Mining—0.8%
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	4,543,579
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	1,555,031
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	7,082,088
6,640,000		Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	6,872,466
4,380,000		Gold Fields Orogen Holding BVI Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 10/7/2020	4,374,525
3,430,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	3,450,012
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,645,617
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	7,996,673
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	2,176,098
2,180,000		Southern Copper Corp., Sr. Unsecd. Note, 6.75%, 4/16/2040	2,555,061
2,290,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.30%, 8/1/2032	2,179,159
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$3,330,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	$3,355,161
9,860,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	10,435,823
		TOTAL	59,221,293
		Basic Industry - Paper—0.2%
3,050,000		International Paper Co., Sr. Unsecd. Note, 3.00%, 2/15/2027	2,776,259
7,500,000		International Paper Co., Sr. Unsecd. Note, 4.40%, 8/15/2047	6,950,028
3,550,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.25%, 3/15/2023	3,501,438
5,100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 4.70%, 3/15/2021	5,290,679
		TOTAL	18,518,404
		Capital Goods - Aerospace & Defense—1.0%
9,050,000		Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.15%, 4/10/2027	8,733,913
500,000		Arconic, Inc., 5.87%, 2/23/2022	525,000
7,540,000		Arconic, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	7,765,446
7,480,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	7,431,173
5,500,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	5,520,680
4,397,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	4,578,420
3,500,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	3,603,250
2,160,000		Hexcel Corp., Sr. Unsecd. Note, 3.95%, 2/15/2027	2,115,650
6,490,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series 144A, 3.483%, 12/1/2027	6,199,637
3,970,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.90%, 3/1/2025	3,791,269
7,300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	7,246,050
400,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.55%, 10/15/2022	386,772
7,405,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.25%, 1/15/2028	7,004,984
1,820,000	[1]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 4.078%, (3-month USLIBOR +1.735%), 2/15/2042	1,683,136
4,100,000		Textron, Inc., Sr. Unsecd. Note, 3.65%, 3/15/2027	3,930,832
1,800,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,788,322
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	3,079,389
		TOTAL	75,383,923
		Capital Goods - Building Materials—0.1%
3,000,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.20%, 10/1/2024	2,874,899
5,270,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.55%, 10/1/2027	4,924,921
1,670,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	1,781,656
		TOTAL	9,581,476
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Construction Machinery—0.1%
$4,200,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.85%, 11/15/2027	$3,996,827
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	80,792
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 3/15/2022	492,628
		TOTAL	4,570,247
		Capital Goods - Diversified Manufacturing—0.9%
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,095,016
9,700,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 3/29/2023	9,318,674
144,000		General Electric Capital Corp., Note, Series MTNA, 6.75%, 3/15/2032	177,187
350,000		General Electric Capital Corp., Series NOT2, 5.50%, 3/15/2023	375,931
221,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.10%, 1/9/2023	217,891
917,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	1,166,291
2,520,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	2,629,903
1,745,000	[1]	General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 3.148%, (3-month USLIBOR +0.800%), 4/15/2020	1,755,946
544,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	569,911
2,500,000	[1]	General Electric Co., Sr. Unsecd. Note, Series MTN, 2.633%, (3-month USLIBOR +0.270%), 8/7/2018	2,500,177
2,000,000		Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	2,079,440
3,190,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	3,050,812
7,800,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.25%, 3/1/2027	7,582,321
4,550,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 4.10%, 3/1/2047	4,563,503
1,900,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.85%, 12/15/2025	1,884,612
14,000,000		Siemens Financieringsmat, Sr. Unsecd. Note, Series 144A, 3.40%, 3/16/2027	13,667,354
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,510,849
1,000,000		United Technologies Corp., Sr. Unsecd. Note, 4.50%, 4/15/2020	1,030,208
3,900,000		Valmont Industries, Inc., 5.25%, 10/1/2054	3,692,842
2,674,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	2,842,429
6,365,000		Wabtec Corp., Sr. Unsecd. Note, 3.45%, 11/15/2026	5,939,216
		TOTAL	68,650,513
		Capital Goods - Packaging—0.2%
5,350,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	5,551,180
19,000		WestRock Co., 7.65%, 3/15/2020	19,212
150,000		WestRock Co., Sr. Deb., 7.50%, 6/15/2027	149,988
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Packaging—continued
$5,830,000	WestRock Co., Sr. Unsecd. Note, Series 144A, 4.00%, 3/15/2028	$5,757,637
	TOTAL	11,478,017
	Communications - Cable & Satellite—0.8%
16,134,000	CCO Safari II LLC, 4.908%, 7/23/2025	16,429,881
4,300,000	Comcast Corp., 3.375%, 2/15/2025	4,171,936
10,200,000	Comcast Corp., Sr. Unsecd. Note, 3.15%, 2/15/2028	9,454,816
6,610,000	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 9/15/2026	6,209,173
3,000,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	3,432,348
2,325,000	NBCUniversal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	2,824,959
3,080,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	2,998,345
7,000,000	Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	6,729,604
7,000,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 4.00%, 9/1/2021	7,040,428
	TOTAL	59,291,490
	Communications - Media & Entertainment—1.4%
7,088,000	21st Century Fox America, Inc., 6.75%, 1/9/2038	9,055,865
600,000	21st Century Fox America, Inc., Sr. Note, 6.90%, 8/15/2039	784,463
15,000,000	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	15,073,704
5,200,000	CBS Corp., 4.90%, 8/15/2044	4,981,373
4,170,000	CBS Corp., Sr. Unsecd. Note, 3.375%, 2/15/2028	3,790,057
4,810,000	CBS Corp., Sr. Unsecd. Note, Series 144A, 3.70%, 6/1/2028	4,519,032
11,210,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	11,430,117
11,850,000	Grupo Televisa S.A., 6.625%, 3/18/2025	13,321,460
2,100,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	1,875,317
10,000,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.75%, 2/15/2023	9,979,461
3,220,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	3,252,179
15,000,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	14,999,146
3,355,000	S&P Global, Inc., Sr. Note, 4.00%, 6/15/2025	3,389,610
6,250,000	S&P Global, Inc., Sr. Note, 4.40%, 2/15/2026	6,511,630
4,610,000	WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	4,579,064
1,700,000	Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	1,736,319
	TOTAL	109,278,797
	Communications - Telecom Wireless—0.5%
2,970,000	American Tower Corp., Sr. Unsecd. Note, 4.40%, 2/15/2026	2,967,910
3,500,000	American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	3,663,473
5,550,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	5,617,963
4,940,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.80%, 2/15/2028	4,702,365
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$8,400,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.45%, 2/15/2026	$8,438,440
2,370,000	Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,435,752
5,500,000	TELUS Corp., Sr. Unsecd. Note, 2.80%, 2/16/2027	5,044,710
4,005,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	4,000,731
5,630,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.25%, 5/30/2048	5,699,632
	TOTAL	42,570,976
	Communications - Telecom Wirelines—1.0%
3,000,000	AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	2,861,903
1,150,000	AT&T, Inc., Sr. Unsecd. Note, 4.25%, 3/1/2027	1,142,397
9,300,000	AT&T, Inc., Sr. Unsecd. Note, 4.80%, 6/15/2044	8,679,500
2,100,000	AT&T, Inc., Sr. Unsecd. Note, 5.45%, 3/1/2047	2,127,035
5,800,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	6,542,711
6,100,000	AT&T, Inc., Sr. Unsecd. Note, Series 144A, 5.30%, 8/15/2058	5,897,711
12,000,000	Deutsche Telekom International Finance BV, Sr. Unsecd. Note, Series 144A, 3.60%, 1/19/2027	11,539,352
2,000,000	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	2,055,680
5,240,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	5,525,980
5,000,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.57%, 4/27/2023	5,209,874
3,925,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	3,938,792
5,740,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	4,958,752
5,250,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	5,355,438
5,346,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.012%, 4/15/2049	5,258,875
3,900,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	4,190,866
6,030,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.25%, 3/16/2037	6,279,489
	TOTAL	81,564,355
	Consumer Cyclical - Automotive—0.9%
4,950,000	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	5,036,713
5,000,000	American Honda Finance Corp., Unsecd. Deb., Series MTN, 2.25%, 8/15/2019	4,972,900
10,000,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.50%, 7/5/2019	9,864,331
2,400,000	DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,413,918
4,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.815%, 11/2/2027	3,767,668
5,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.134%, 8/4/2025	4,913,947
2,680,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.25%, 9/20/2022	2,718,879
5,540,000	General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	5,438,779
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$2,790,000		General Motors Co., Sr. Unsecd. Note, 6.75%, 4/1/2046	$3,186,926
5,250,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.25%, 3/1/2026	5,498,754
3,400,000		Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	3,350,559
6,300,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.25%, 1/13/2020	6,218,847
7,620,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.65%, 7/13/2022	7,379,532
1,000,000	[1]	Paccar Financial Corp., Sr. Unsecd. Note, Series MTN, 2.625%, (3-month USLIBOR +0.600%), 12/6/2018	1,002,705
2,700,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.70%, 1/11/2023	2,632,523
		TOTAL	69,396,981
		Consumer Cyclical - Gaming—0.0%
250,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	248,750
		Consumer Cyclical - Leisure—0.2%
12,000,000		Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	12,555,744
		Consumer Cyclical - Retailers—1.5%
5,000,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	5,157,312
3,070,000		AutoNation, Inc., Sr. Unsecd. Note, 3.35%, 1/15/2021	3,057,701
1,810,000		AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	1,817,957
6,790,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	6,342,694
5,520,000		AutoZone, Inc., Sr. Unsecd. Note, 3.75%, 6/1/2027	5,354,436
7,000,000		CVS Health Corp., 2.75%, 12/1/2022	6,734,416
387,107		CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	397,114
1,750,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	1,738,446
2,500,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	2,293,016
5,035,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	4,955,393
2,430,000		CVS Health Corp., Sr. Unsecd. Note, 4.30%, 3/25/2028	2,416,413
8,110,000		CVS Health Corp., Sr. Unsecd. Note, 5.05%, 3/25/2048	8,306,044
1,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,821,408
8,460,000		Dollar General Corp., Sr. Unsecd. Note, 3.875%, 4/15/2027	8,222,957
4,670,000		Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/1/2025	4,725,020
4,080,000		Dollar Tree, Inc., Sr. Unsecd. Note, 3.70%, 5/15/2023	4,069,913
2,300,000		Home Depot, Inc., Sr. Unsecd. Note, 2.80%, 9/14/2027	2,156,040
12,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.75%, 2/15/2024	12,277,595
2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,652,428
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$2,370,000	O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.55%, 3/15/2026	$2,291,488
6,150,000	Tiffany & Co., Sr. Unsecd. Note, 3.80%, 10/1/2024	6,026,721
4,500,000	Tiffany & Co., Sr. Unsecd. Note, 4.90%, 10/1/2044	4,354,163
8,345,000	Under Armour, Inc., Sr. Unsecd. Note, 3.25%, 6/15/2026	7,410,269
10,400,000	WalMart, Inc., 2.55%, 4/11/2023	10,153,231
	TOTAL	114,732,175
	Consumer Cyclical - Services—0.5%
10,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.60%, 11/28/2024	9,899,342
5,130,000	Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 3.15%, 8/22/2027	4,954,712
5,000,000	Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 3.875%, 8/22/2037	5,000,702
2,100,000	Boston University, Series MTNA, 7.625%, 7/15/2097	2,704,011
6,700,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.70%, 4/1/2027	6,620,798
2,340,000	University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	2,837,851
4,420,000	Visa, Inc., Sr. Unsecd. Note, 2.75%, 9/15/2027	4,149,694
3,300,000	Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	3,224,044
	TOTAL	39,391,154
	Consumer Non-Cyclical - Food/Beverage—2.3%
25,600,000	Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	25,162,678
6,000,000	Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/2046	6,251,991
3,375,000	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 7/15/2026	2,973,467
1,000,000	Coca-Cola Company, Sr. Unsecd. Note, 3.30%, 9/1/2021	1,015,853
2,138,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	2,136,607
7,000,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	7,062,183
14,590,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	13,612,221
5,160,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	4,877,219
2,930,000	General Mills, Inc., Sr. Unsecd. Note, 4.55%, 4/17/2038	2,860,127
1,610,000	General Mills, Inc., Sr. Unsecd. Note, 4.70%, 4/17/2048	1,549,120
3,250,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	3,175,867
8,100,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	8,264,672
13,920,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.50%, 1/29/2028	13,505,892
2,810,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 4.35%, 3/29/2047	2,812,574
10,100,000	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	9,926,973
9,690,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	8,630,097
2,845,000	Maple Escrow Sub, Sr. Unsecd. Note, Series 144A, 4.057%, 5/25/2023	2,864,607
3,140,000	Maple Escrow Sub, Sr. Unsecd. Note, Series 144A, 4.417%, 5/25/2025	3,172,345
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$11,000,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.40%, 8/15/2027	$10,458,545
5,000,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.60%, 6/1/2044	5,203,927
3,170,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 3.00%, 7/15/2026	2,889,775
10,000,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 4.20%, 7/15/2046	8,937,314
6,945,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	6,666,871
6,100,000	PepsiCo, Inc., 2.75%, 4/30/2025	5,821,213
2,000,000	PepsiCo, Inc., Sr. Unsecd. Note, 1.85%, 4/30/2020	1,972,179
3,000,000	PepsiCo, Inc., Sr. Unsecd. Note, 4.45%, 4/14/2046	3,175,693
150,000	Ralston Purina Co., Deb., 7.875%, 6/15/2025	185,347
200,000	Ralston Purina Co., Deb., 8.125%, 2/1/2023	236,938
12,460,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 2/1/2027	12,057,986
1,450,000	Tyson Foods, Inc., 5.15%, 8/15/2044	1,520,094
1,970,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.55%, 6/2/2027	1,877,922
	TOTAL	180,858,297
	Consumer Non-Cyclical - Health Care—0.6%
3,035,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	2,993,602
4,750,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	4,797,417
2,455,000	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/8/2024	2,395,063
6,170,000	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	6,124,485
1,690,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,659,157
11,590,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	11,273,936
12,390,000	Medtronic Global Holdings SCA, Sr. Unsecd. Note, 3.35%, 4/1/2027	12,169,172
4,525,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	4,213,881
	TOTAL	45,626,713
	Consumer Non-Cyclical - Pharmaceuticals—1.2%
9,050,000	Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	8,949,398
4,050,000	Abbott Laboratories, Sr. Unsecd. Note, 4.90%, 11/30/2046	4,377,827
2,500,000	AbbVie, Inc., Sr. Unsecd. Note, 3.20%, 5/14/2026	2,353,048
2,000,000	Amgen, Inc., Sr. Unsecd. Note, 3.625%, 5/22/2024	2,004,698
7,410,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	7,122,747
7,000,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	6,653,918
7,120,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,394,227
3,425,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	3,361,313
9,100,000	Celgene Corp., Sr. Unsecd. Note, 3.90%, 2/20/2028	8,744,703
3,000,000	Celgene Corp., Sr. Unsecd. Note, 4.35%, 11/15/2047	2,708,263
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$2,475,000	Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	$2,459,170
5,000,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 2.95%, 3/1/2027	4,687,214
6,000,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.70%, 4/1/2024	6,044,271
4,460,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	4,642,420
1,000,000	Johnson & Johnson, 5.95%, 8/15/2037	1,295,704
500,000	Merck & Co., Inc., Sr. Unsecd. Note, 5.00%, 6/30/2019	512,622
1,900,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.40%, 9/23/2021	1,829,782
5,010,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 3.20%, 9/23/2026	4,607,087
10,560,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	8,543,188
7,000,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 4.10%, 10/1/2046	5,121,371
	TOTAL	93,412,971
	Consumer Non-Cyclical - Products—0.2%
3,060,000	Church and Dwight, Inc., Sr. Unsecd. Note, 3.15%, 8/1/2027	2,850,060
3,740,000	Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	4,155,416
500,000	Procter & Gamble Co., 2.30%, 2/6/2022	489,626
5,630,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 3.00%, 6/26/2027	5,281,870
	TOTAL	12,776,972
	Consumer Non-Cyclical - Supermarkets—0.1%
3,000,000	Kroger Co., Bond, 6.90%, 4/15/2038	3,697,542
7,800,000	Kroger Co., Sr. Unsecd. Note, 4.45%, 2/1/2047	7,155,059
	TOTAL	10,852,601
	Consumer Non-Cyclical - Tobacco—0.2%
1,939,000	Altria Group, Inc., 9.25%, 8/6/2019	2,082,106
5,335,000	Reynolds American, Inc., Sr. Unsecd. Note, 4.45%, 6/12/2025	5,404,675
5,450,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	6,072,794
	TOTAL	13,559,575
	Energy - Independent—0.7%
9,610,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.55%, 3/15/2026	10,411,925
5,000,000	Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	4,951,138
12,630,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	12,581,093
7,615,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.90%, 5/15/2027	7,455,835
1,480,000	EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,518,964
5,000,000	EOG Resources, Inc., Sr. Unsecd. Note, 2.625%, 3/15/2023	4,817,120
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$7,150,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	$7,056,421
4,420,000		Marathon Oil Corp., Sr. Unsecd. Note, 4.40%, 7/15/2027	4,482,647
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	820,681
		TOTAL	54,095,824
		Energy - Integrated—1.3%
5,080,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	5,083,541
2,485,000		BP Capital Markets PLC, 3.119%, 5/4/2026	2,387,184
8,000,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/1/2021	8,117,533
1,550,000	[1]	BP Capital Markets PLC, Floating Rate Note—Sr. Note, 2.916%, (3-month USLIBOR +0.630%), 9/26/2018	1,553,049
6,445,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.279%, 9/19/2027	6,249,841
100,000		BP PLC, Deb., 8.75%, 3/1/2032	144,513
4,030,000		CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	4,886,989
3,400,000		Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,391,430
4,000,000		Conoco, Inc., 7.25%, 10/15/2031	5,226,729
5,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	5,068,776
4,000,000		Petro-Canada, Sr. Unsecd. Note, 6.80%, 5/15/2038	5,231,656
7,800,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	7,389,330
1,400,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,308,300
14,260,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	14,657,426
5,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 1/23/2045	4,578,500
900,000		Shell International Finance B.V., 4.30%, 9/22/2019	919,573
3,770,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	3,591,014
3,025,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.00%, 5/10/2046	2,956,274
14,000,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.125%, 5/11/2035	14,259,525
2,108,000	[1]	Total Capital International SA, Sr. Unsecd. Note, 2.923%, (3-month USLIBOR +0.570%), 8/10/2018	2,110,666
		TOTAL	99,111,849
		Energy - Midstream—1.2%
2,220,000		Andeavor Logistics LP, Sr. Unsecd. Note, 4.25%, 12/1/2027	2,156,070
4,000,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	4,039,975
2,400,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.80%, 6/1/2045	2,746,566
5,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.05%, 3/15/2025	4,840,309
10,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	10,282,149
5,000,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.25%, 2/15/2048	4,730,176
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$6,250,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.85%, 3/15/2044	$6,392,939
1,110,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,155,602
400,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	416,735
1,650,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,763,511
5,870,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	6,492,104
4,960,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2028	4,864,796
3,220,000	MPLX LP, Sr. Unsecd. Note, 4.00%, 3/15/2028	3,118,496
5,910,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	5,772,711
5,200,000	MPLX LP, Sr. Unsecd. Note, 4.90%, 4/15/2058	4,819,457
8,390,000	ONEOK, Inc., Sr. Unsecd. Note, 4.95%, 7/13/2047	8,494,369
4,710,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.90%, 5/25/2027	4,460,848
3,850,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	3,710,030
2,760,000	Williams Partners LP, 5.25%, 3/15/2020	2,855,980
5,700,000	Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	5,569,975
1,330,000	Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	1,352,118
7,500,000	Williams Partners LP, Sr. Unsecd. Note, 4.85%, 3/1/2048	7,287,758
	TOTAL	97,322,674
	Energy - Oil Field Services—0.4%
4,515,000	Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	4,582,725
6,130,000	Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	6,038,050
1,750,000	Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	1,671,250
9,600,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 12/21/2025	9,637,918
4,700,000	Schlumberger Investment SA, Sr. Unsecd. Note, 3.65%, 12/1/2023	4,765,630
250,000	Weatherford International Ltd., 5.125%, 9/15/2020	250,625
5,050,000	Weatherford International Ltd., 9.875%, 3/1/2039	4,923,750
2,910,000	Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	2,175,225
	TOTAL	34,045,173
	Energy - Refining—0.2%
10,200,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.75%, 9/15/2044	10,024,874
4,020,000	Valero Energy Corp., 7.50%, 4/15/2032	5,192,006
2,390,000	Valero Energy Corp., 9.375%, 3/15/2019	2,510,169
	TOTAL	17,727,049
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—6.0%
$9,995,000	American Express Co., 2.65%, 12/2/2022	$9,648,465
7,210,000	Associated Banc-Corp., Sub. Note., 4.25%, 1/15/2025	7,264,950
1,460,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	1,378,281
6,200,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	5,985,529
3,690,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	3,580,962
7,500,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.30%, 1/11/2023	7,438,250
5,400,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	5,178,681
10,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	9,355,609
8,440,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	8,253,640
1,622,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.00%, 4/1/2024	1,644,906
500,000	Bank of America Corp., Sub. Note, 5.49%, 3/15/2019	510,238
3,500,000	Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	3,440,503
6,840,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	6,717,037
1,740,000	Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.00%, 10/30/2028	1,601,252
10,250,000	Branch Banking & Trust Co., Sub. Note, 3.80%, 10/30/2026	10,277,361
4,200,000	Capital One Bank, Series BKNT, 2.95%, 7/23/2021	4,136,151
2,800,000	Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	2,794,963
2,100,000	Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,051,924
7,940,000	Citigroup, Inc., 4.125%, 7/25/2028	7,678,187
3,000,000	Citigroup, Inc., Sr. Unsecd. Note, 2.35%, 8/2/2021	2,913,357
3,970,000	Citigroup, Inc., Sr. Unsecd. Note, 2.75%, 4/25/2022	3,859,360
10,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	9,847,871
7,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.30%, 4/27/2025	6,721,856
5,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	4,867,122
9,260,000	Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	9,606,511
5,000,000	Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	4,865,332
13,600,000	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	13,705,296
2,850,000	City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	2,979,493
6,770,000	Comerica, Inc., 3.80%, 7/22/2026	6,577,163
2,550,000	Comerica, Inc., Sr. Unsecd. Note, 2.125%, 5/23/2019	2,534,481
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$6,000,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	$5,968,850
6,980,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	6,794,472
500,000		Credit Suisse Group AG, Sub. Note., 5.40%, 1/14/2020	517,457
1,530,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	1,525,756
7,845,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	7,815,464
4,060,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.35%, 11/15/2021	3,918,689
5,150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.60%, 12/27/2020	5,078,122
5,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	5,610,860
2,100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.905%, 7/24/2023	2,032,355
2,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 6/5/2023	2,132,569
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	11,391,440
6,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	5,708,104
5,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.75%, 2/25/2026	4,864,359
8,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	7,650,096
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	527,547
1,300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,399,500
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	2,913,927
10,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.90%, 5/25/2026	9,840,455
2,550,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	2,593,224
4,680,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	4,903,147
9,500,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.625%, 9/24/2018	9,504,780
4,450,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.50%, 6/23/2024	4,392,097
4,500,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.00%, 5/15/2025	4,529,451
8,500,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	8,466,852
3,500,000		JPMorgan Chase & Co., 3.25%, 9/23/2022	3,476,745
3,000,000	[1]	JPMorgan Chase & Co., Series MTN, 4.360%, (US CPI Urban Consumers YoY NSA +2.000%), 2/25/2021	3,038,400
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.30%, 4/1/2026	1,915,265
7,450,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	7,093,199
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.54%, 5/1/2028	9,612,840
9,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	8,803,437
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	10,391,166
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	3,921,633
4,125,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.25%, 5/6/2019	4,108,106
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$9,125,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.625%, 9/26/2018	$9,125,377
5,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.25%, 7/25/2019	4,960,358
5,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.50%, 5/18/2022	4,856,240
2,185,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.940%, (3-month USLIBOR +0.640%), 12/1/2021	2,181,064
12,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	11,609,352
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	1,573,251
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/28/2021	531,690
2,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 4.212%, (US CPI Urban Consumers YoY NSA +2.000%), 5/17/2023	2,030,000
10,000,000		Morgan Stanley, Sub. Note, 3.95%, 4/23/2027	9,648,337
5,000,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	5,225,204
6,300,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	6,397,405
5,100,000		PNC Bank National Association, Sr. Unsecd. Note, Series 10YR, 3.25%, 1/22/2028	4,880,347
5,000,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.55%, 12/9/2021	4,903,211
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,079,589
278,791	[2]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	170,642
9,410,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	9,394,867
3,000,000		State Street Corp., Sr. Unsecd. Note, 3.55%, 8/18/2025	2,990,019
3,310,000		SunTrust Bank, Inc., Sub. Note, 3.30%, 5/15/2026	3,155,427
3,850,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.90%, 3/3/2021	3,814,715
4,000,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 4.00%, 5/1/2025	4,035,931
500,000		SunTrust Bank, Inc., Sub. Note, 6.00%, 2/15/2026	558,967
8,400,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.00%, 10/23/2026	7,803,372
18,650,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	17,845,340
5,400,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	5,556,755
		TOTAL	465,182,555
		Financial Institution - Broker/Asset Mgr/Exchange—0.8%
7,925,000		Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	8,350,623
2,645,000		FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	3,466,540
6,740,000		FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	7,178,951
2,300,000		FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	2,407,089
2,810,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	2,806,053
3,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 4.85%, 1/15/2027	2,971,464
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—continued
$2,810,000	Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	$2,946,822
1,190,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	1,290,903
4,040,000	Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	4,275,276
3,580,000	Stifel Financial Corp., 4.25%, 7/18/2024	3,581,351
4,890,000	Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	4,901,295
12,000,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	11,991,078
5,085,000	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	5,117,297
	TOTAL	61,284,742
	Financial Institution - Finance Companies—0.4%
1,235,000	Discover Bank, Sub. Note, Series BKNT, 8.70%, 11/18/2019	1,324,019
3,140,000	Discover Financial Services, 5.20%, 4/27/2022	3,285,835
3,975,000	Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	3,964,954
5,000,000	Discover Financial Services, Sr. Unsecd. Note, 4.10%, 2/9/2027	4,846,937
12,753,000	GE Capital International Funding, Co., Sr. Unsecd. Note, 4.418%, 11/15/2035	12,236,405
250,000	International Lease Finance Corp., 5.875%, 8/15/2022	268,208
7,520,000	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	7,831,354
743,000	Susa Partnership LP, Deb., 7.50%, 12/1/2027	909,190
	TOTAL	34,666,902
	Financial Institution - Insurance - Health—0.1%
1,000,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	997,349
6,705,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	6,736,825
2,295,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.75%, 7/15/2045	2,502,068
	TOTAL	10,236,242
	Financial Institution - Insurance - Life—1.4%
3,600,000	AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,765,500
10,000,000	Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,102,169
11,000,000	American International Group, Inc., 4.50%, 7/16/2044	10,361,555
2,600,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,624,339
2,500,000	American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	2,623,881
7,780,000	Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	10,183,797
2,650,000	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	3,052,993
4,968,000	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	7,792,666
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$2,200,000	MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	$3,429,250
10,000,000	MetLife, Inc., Sr. Unsecd. Note, 4.05%, 3/1/2045	9,492,405
232,000	MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	241,857
500,000	MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	504,535
11,450,000	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	14,411,301
5,060,000	Pacific Life Insurance Co., Sub. Note, Series 144A, 4.30%, 10/24/2067	4,519,315
3,000,000	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	3,664,861
2,070,000	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,820,088
5,450,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2026	5,138,288
2,190,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	2,178,949
8,000,000	Prudential Financial, Inc., Series MTN, 5.10%, 8/15/2043	8,766,900
1,050,000	Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,354,601
430,000	Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	449,809
2,050,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	2,541,152
	TOTAL	111,020,211
	Financial Institution - Insurance - P&C—0.8%
1,000,000	Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	1,198,199
3,500,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	3,395,819
3,700,000	CNA Financial Corp., Sr. Unsecd. Note, 4.50%, 3/1/2026	3,801,982
7,620,000	CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	8,055,465
4,350,000	Chubb INA Holdings, Inc., 3.35%, 5/3/2026	4,248,036
3,700,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	3,674,607
1,000,000	Cincinnati Financial Corp., 6.92%, 5/15/2028	1,229,687
4,930,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 4.40%, 3/15/2048	4,879,144
2,500,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,175,663
3,615,000	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	3,773,955
5,350,000	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	5,617,366
5,000,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	5,088,184
6,600,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	10,468,661
	TOTAL	58,606,768
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—0.5%
$12,130,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.35%, 5/15/2027	$11,643,079
3,745,000	Mid-America Apartment Communities LP, 4.00%, 11/15/2025	3,724,245
5,100,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	5,047,857
3,910,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	3,867,100
2,100,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	2,168,531
9,900,000	UDR, Inc., Series MTN, 3.75%, 7/1/2024	9,839,744
2,100,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.50%, 1/15/2028	1,993,112
	TOTAL	38,283,668
	Financial Institution - REIT - Healthcare—0.5%
3,000,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.00%, 6/1/2025	2,946,191
3,400,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	3,426,146
2,640,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.95%, 1/15/2021	2,732,143
5,350,000	Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	5,627,071
8,260,000	Healthcare Trust of America, 3.70%, 4/15/2023	8,168,432
3,200,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.75%, 7/1/2027	3,048,343
5,000,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.95%, 1/15/2028	4,712,651
3,650,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.30%, 3/15/2027	3,566,270
2,500,000	Welltower, Inc., Sr. Unsecd. Note, 4.25%, 4/1/2026	2,475,994
	TOTAL	36,703,241
	Financial Institution - REIT - Office—0.2%
3,000,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	3,025,223
2,220,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 1/15/2027	2,167,870
3,000,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	3,111,074
5,330,000	Boston Properties LP, Sr. Unsecd. Note, 3.20%, 1/15/2025	5,092,193
4,000,000	Boston Properties LP, Sr. Unsecd. Note, 3.85%, 2/1/2023	4,039,635
	TOTAL	17,435,995
	Financial Institution - REIT - Other—0.4%
4,610,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	4,509,405
2,660,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series F, 4.50%, 2/1/2026	2,668,061
5,000,000	Liberty Property LP, Sr. Unsecd. Note, 4.125%, 6/15/2022	5,111,341
5,000,000	ProLogis LP, Sr. Unsecd. Note, 3.75%, 11/1/2025	4,997,698
4,000,000	ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	4,138,109
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Other—continued
$10,000,000	WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	$10,164,860
	TOTAL	31,589,474
	Financial Institution - REIT - Retail—0.4%
8,810,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.80%, 10/1/2026	7,838,265
1,530,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	1,513,839
3,840,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.80%, 4/1/2027	3,670,980
7,000,000	Regency Centers Corp., Sr. Unsecd. Note, 3.75%, 11/15/2022	6,987,971
3,330,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	3,313,428
3,910,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	3,533,765
2,590,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,538,895
	TOTAL	29,397,143
	Municipal Services—0.0%
770,519	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	875,347
1,475,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,662,125
	TOTAL	2,537,472
	Sovereign—0.1%
3,900,000	Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,107,714
1,875,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,954,012
3,700,000	Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	4,625,311
	TOTAL	10,687,037
	Technology—2.0%
5,605,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	5,543,159
2,000,000	Apple, Inc., 3.45%, 5/6/2024	2,007,637
7,000,000	Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	6,771,777
7,000,000	Apple, Inc., Sr. Unsecd. Note, 2.90%, 9/12/2027	6,648,133
9,600,000	Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	10,161,292
1,970,000	Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	2,000,042
6,800,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	6,763,632
2,000,000	Cisco Systems, Inc., 3.625%, 3/4/2024	2,033,923
4,000,000	Cisco Systems, Inc., Sr. Unsecd. Note, 2.20%, 2/28/2021	3,930,410
250,000	Corning, Inc., 4.25%, 8/15/2020	255,750
1,950,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.42%, 6/15/2021	1,985,785
10,080,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 6.02%, 6/15/2026	10,647,653
4,350,000	Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	4,201,531
3,025,000	Equifax, Inc., Sr. Unsecd. Note, Series FXD, 3.60%, 8/15/2021	3,034,167
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$8,470,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.60%, 10/15/2020	$8,537,195
400,000	IBM Corp., 1.875%, 5/15/2019	397,474
4,850,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	4,738,990
3,485,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.45%, 12/15/2024	3,436,610
6,000,000	Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	6,083,523
5,630,000	Keysight Technologies, Inc., 4.55%, 10/30/2024	5,755,424
2,546,000	Microsoft Corp., 3.50%, 11/15/2042	2,389,084
2,650,000	Microsoft Corp., Sr. Unsecd. Note, 2.40%, 8/8/2026	2,458,021
2,000,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	1,968,382
7,420,000	Microsoft Corp., Sr. Unsecd. Note, 3.95%, 8/8/2056	7,307,910
4,890,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	4,838,508
7,000,000	Oracle Corp., 6.50%, 4/15/2038	9,146,436
5,000,000	Oracle Corp., Sr. Unsecd. Note, 2.50%, 5/15/2022	4,896,767
6,370,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.10%, 5/20/2020	6,354,610
2,100,000	SAIC, Inc., Company Guarantee, Series 1, 5.95%, 12/1/2040	2,090,331
5,430,000	Total System Services, Inc., Sr. Unsecd. Note, 4.45%, 6/1/2028	5,443,499
1,970,000	Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	2,050,292
1,750,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,785,103
4,730,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	4,781,205
8,000,000	Verisk Analytics, Inc., Unsecd. Note, 4.00%, 6/15/2025	7,928,931
	TOTAL	158,373,186
	Transportation - Airlines—0.0%
76,444	Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	77,209
	Transportation - Railroads—0.4%
1,898,000	Burlington Northern Santa Fe Corp., 3.05%, 9/1/2022	1,882,901
9,840,000	Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	11,907,998
1,180,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,194,614
1,368,000	CSX Transportation, Inc., Sr. Unsecd. Note, 9.75%, 6/15/2020	1,544,172
5,000,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.90%, 2/1/2025	4,768,701
1,850,000	Canadian Pacific Railway Co., 7.125%, 10/15/2031	2,377,060
5,925,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	5,720,254
4,660,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.70%, 5/1/2048	4,612,527
	TOTAL	34,008,227
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Services—0.5%
$2,690,000	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	$2,809,698
6,325,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	7,027,871
16,750,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/1/2022	16,660,058
3,125,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.25%, 9/1/2021	3,022,198
8,000,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.40%, 3/1/2023	7,957,047
2,940,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.45%, 11/15/2021	2,949,415
	TOTAL	40,426,287
	Utility - Electric—2.3%
3,150,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.85%, 10/1/2025	3,176,244
2,960,000	Ameren Corp., Sr. Unsecd. Note, 3.65%, 2/15/2026	2,881,212
2,125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	2,080,442
3,760,000	Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	3,745,085
1,600,000	Consolidated Edison Co., 4.625%, 12/1/2054	1,672,443
6,120,000	Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	6,315,050
12,020,000	Duke Energy Corp., Sr. Unsecd. Note, 3.75%, 9/1/2046	10,814,833
2,775,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,611,728
427,000	Duke Energy Indiana, Inc., Sr. Deb., 6.12%, 10/15/2035	530,576
6,150,000	EDP Finance BV, Sr. Unsecd. Note, Series 144A, 3.625%, 7/15/2024	6,014,891
11,100,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 7/22/2066	10,964,025
5,885,000	Electricite de France SA, Note, Series 144A, 5.60%, 1/27/2040	6,658,309
3,940,000	Emera US Finance LP, Sr. Unsecd. Note, 3.55%, 6/15/2026	3,742,915
5,600,000	Emera US Finance LP, Sr. Unsecd. Note, 4.75%, 6/15/2046	5,579,075
3,330,000	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 4.75%, 5/25/2047	3,174,616
513,000	Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	564,085
6,955,000	EverSource Energy, Sr. Unsecd. Note, Series L, 2.90%, 10/1/2024	6,617,882
7,100,000	Exelon Corp., Sr. Unsecd. Note, 3.95%, 6/15/2025	7,069,415
4,012,000	Exelon Corp., Sr. Unsecd. Note, 4.45%, 4/15/2046	3,983,866
9,760,000	Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/4/2026	8,969,841
5,400,000	Gulf Power Co., 4.55%, 10/1/2044	5,702,607
1,250,000	Gulf Power Co., Sr. Unsecd. Note, Series 12-A, 3.10%, 5/15/2022	1,239,755
2,960,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 3.65%, 8/15/2025	2,930,709
4,130,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 4.20%, 3/15/2048	4,112,923
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$1,325,000	MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	$1,649,573
8,040,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.25%, 4/20/2046	8,343,459
6,308,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	6,505,802
4,970,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.55%, 5/1/2027	4,791,028
2,000,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,003,220
5,000,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.95%, 3/30/2048	4,653,898
2,685,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	2,643,066
250,000	Northern States Power Co., MN, 7.125%, 7/1/2025	305,106
1,390,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	1,402,272
2,412,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	2,466,059
5,900,000	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	6,176,494
500,000	Public Service Co., 1st Mtg. Bond, 5.125%, 6/1/2019	511,646
8,300,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	7,908,337
500,000	South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	507,502
7,550,000	Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	7,125,165
1,500,000	Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,878,247
5,290,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,444,886
5,700,000	Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	5,606,952
	TOTAL	182,075,239
	Utility - Natural Gas—0.7%
500,000	ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	609,256
1,290,000	Atmos Energy Corp., 8.50%, 3/15/2019	1,348,428
10,225,000	Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	10,331,218
2,930,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	3,123,593
3,815,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	3,789,751
2,870,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.95%, 9/15/2027	2,747,639
5,680,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	5,873,740
6,500,000	Sempra Energy, Sr. Unsecd. Note, 3.40%, 2/1/2028	6,156,356
5,300,000	Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	5,231,399
1,160,000	Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,401,045
3,000,000	Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	3,144,442
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$2,380,000		Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	$2,387,076
7,490,000		Southern Natural Gas, Sr. Unsecd. Note, Series 144A, 4.80%, 3/15/2047	7,582,942
		TOTAL	53,726,885
		Utility - Natural Gas Distributor—0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.95%, 10/1/2046	1,640,722
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,839,477,211)	2,832,422,730
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
5,584		FNMA ARM 681769, 3.519%, 1/01/2033	5,820
		Government National Mortgage Association—0.0%
520		GNMA2 ARM 8717, 3.125%, 10/20/2025	528
1,702		GNMA2 ARM 80201, 30 Year, 2.625%, 5/20/2028	1,740
		TOTAL	2,268
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $8,047)	8,088
		ASSET-BACKED SECURITIES—0.4%
		Auto Receivables—0.3%
5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.42%, 4/18/2023	4,978,487
5,385,000		Drive Auto Receivables Trust 2017-AA, Class C, 2.98%, 1/18/2022	5,392,024
4,000,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.39%, 4/15/2022	4,020,231
5,000,000		Santander Drive Auto Receivables Trust 2017-1, Class D, 3.17%, 4/17/2023	4,992,285
		TOTAL	19,383,027
		Financial Institution - Finance Companies—0.0%
99,946		Countrywide Home Loan, Inc., 2007-J1, Class 2A1, 6.00%, 2/25/2037	71,893
		Other—0.0%
3,655,989	[1]	Chesapeake Funding II LLC 2016-2A, Class A2, 2.919%, (1-month USLIBOR +1.000%), 6/15/2028	3,665,987
		Student Loans—0.1%
3,829,153	[1]	SLMA 2013-B A2B, Class A2B, 3.019%, (1-month USLIBOR +1.100%), 6/17/2030	3,850,801
3,312,444		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.26%, 8/25/2025	3,314,534
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Student Loans—continued
$3,026,783	Sofi Consumer Loan Program Trust 2017-3, Class A, 2.77%, 5/25/2026	$3,007,133
	TOTAL	10,172,468
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $33,403,911)	33,293,375
	COMMERCIAL MORTGAGE-BACKED SECURITIES—2.1%
	Agency Commercial Mortgage-Backed Securities—0.2%
6,100,000	FREMF Mortgage Trust 2013-K25, Class B, 3.619%, 11/25/2045	6,128,411
11,890,000	FREMF Mortgage Trust 2015-K49, Class B, 3.721%, 10/25/2048	11,752,076
	TOTAL	17,880,487
	Commercial Mortgage—1.9%
17,600,000	Bank 2018-BN12, Class A4, 4.211%, 5/15/2061	18,482,404
6,425,000	Bank 2017-BNK8, Class A4, 3.488%, 11/15/2050	6,317,971
4,359,000	Bank 2017-BNK5, Class A5, 3.39%, 6/15/2060	4,258,584
8,890,000	Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	8,886,334
2,600,000	CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,437,119
4,100,000	CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	4,059,324
10,800,000	Citigroup Commercial Mortgage Trust 2013-GC11, Class AS, 3.422%, 4/10/2046	10,793,169
10,000,000	Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 9/10/2058	10,192,418
5,200,000	Commercial Mortgage Trust 2014-LC17, Class B, 4.49%, 10/10/2047	5,371,312
3,800,000	Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	3,805,752
1,500,000	Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 5/10/2049	1,464,930
4,650,000	Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.89%, 9/10/2049	4,402,005
523,000	GS Mortgage Securities Trust 2014-GC24, Class A5, 3.931%, 9/10/2047	535,545
8,030,000	GS Mortgage Securities Trust 2014-GC24, Class B, 4.508%, 9/10/2047	8,331,416
5,500,000	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class AS, 3.532%, 10/15/2048	5,415,385
14,400,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	13,922,263
5,400,000	JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.694%, 3/15/2050	5,418,015
9,350,000	Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.596%, 12/15/2049	9,289,136
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$4,200,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class AS, 3.469%, 4/10/2046	$4,216,964
8,000,000		Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A4, 4.218%, 7/15/2046	8,319,230
3,342,000		Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,270,327
8,000,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class AS, 3.984%, 11/15/2047	8,121,175
		TOTAL	147,310,778
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $168,465,818)	165,191,265
		U.S. TREASURIES—19.4%
		U.S. Treasury Bonds—5.8%
9,802,040		U.S. Treasury Inflation-Protected Bond, 0.75%, 2/15/2045	9,363,512
19,640,870		U.S. Treasury Inflation-Protected Bond, 0.875%, 2/15/2047	19,322,201
25,520,000		United States Treasury Bond, 2.25%, 8/15/2046	21,821,902
34,160,000		United States Treasury Bond, 2.50%, 2/15/2045	30,944,560
31,350,000		United States Treasury Bond, 2.50%, 5/15/2046	28,297,526
119,800,000		United States Treasury Bond, 2.75%, 8/15/2042	114,671,062
40,000,000		United States Treasury Bond, 2.75%, 8/15/2047	37,916,004
30,000,000		United States Treasury Bond, 2.75%, 11/15/2047	28,432,332
9,000,000		United States Treasury Bond, 2.875%, 5/15/2043	8,792,810
2,380,000		United States Treasury Bond, 2.875%, 8/15/2045	2,318,598
2,000,000		United States Treasury Bond, 3.00%, 5/15/2042	2,002,438
52,000,000		United States Treasury Bond, 3.00%, 11/15/2044	51,900,701
37,250,000		United States Treasury Bond, 3.00%, 11/15/2045	37,162,596
2,000,000		United States Treasury Bond, 3.00%, 2/15/2047	1,994,103
17,000,000		United States Treasury Bond, 3.00%, 5/15/2047	16,941,697
1,425,000		United States Treasury Bond, 3.00%, 2/15/2048	1,420,488
27,950,000		United States Treasury Bond, 3.125%, 8/15/2044	28,530,259
5,000,000		United States Treasury Bond, 5.25%, 11/15/2028	6,073,585
4,000,000		United States Treasury Bond, 7.125%, 2/15/2023	4,781,438
		TOTAL	452,687,812
		U.S. Treasury Notes—13.6%
11,139,021	[3]	U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/2026	10,637,624
5,267,700		U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/2025	5,116,943
155,565,250		U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2027	150,772,300
11,400,000		United States Treasury Note, 1.00%, 10/15/2019	11,191,317
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	U.S. TREASURIES—continued
	U.S. Treasury Notes—continued
$163,250,000	United States Treasury Note, 1.125%, 2/28/2021	$157,176,904
90,000,000	United States Treasury Note, 1.125%, 8/31/2021	85,896,945
66,000,000	United States Treasury Note, 1.25%, 1/31/2020	64,775,608
11,250,000	United States Treasury Note, 1.375%, 3/31/2020	11,041,103
4,590,000	United States Treasury Note, 1.375%, 9/30/2020	4,475,365
500,000	United States Treasury Note, 1.50%, 1/31/2022	480,312
4,300,000	United States Treasury Note, 1.625%, 7/31/2020	4,224,791
5,900,000	United States Treasury Note, 1.625%, 8/31/2022	5,661,188
7,340,000	United States Treasury Note, 1.625%, 2/15/2026	6,728,305
9,400,000	United States Treasury Note, 1.75%, 10/31/2020	9,234,257
5,500,000	United States Treasury Note, 1.75%, 5/31/2022	5,313,639
2,360,000	United States Treasury Note, 1.75%, 9/30/2022	2,274,063
17,200,000	United States Treasury Note, 1.75%, 1/31/2023	16,519,793
45,280,000	United States Treasury Note, 1.875%, 2/28/2022	44,058,857
43,000,000	United States Treasury Note, 1.875%, 3/31/2022	41,809,051
18,700,000	United States Treasury Note, 2.00%, 11/30/2020	18,469,753
18,400,000	United States Treasury Note, 2.00%, 11/30/2022	17,901,476
72,250,000	United States Treasury Note, 2.00%, 2/15/2023	70,167,170
12,980,000	United States Treasury Note, 2.00%, 4/30/2024	12,465,059
4,350,000	United States Treasury Note, 2.00%, 8/15/2025	4,121,169
18,655,000	United States Treasury Note, 2.125%, 8/31/2020	18,509,920
10,000,000	United States Treasury Note, 2.125%, 3/31/2024	9,678,203
11,000,000	United States Treasury Note, 2.125%, 9/30/2024	10,601,852
40,000,000	United States Treasury Note, 2.125%, 11/30/2024	38,503,124
30,000,000	United States Treasury Note, 2.25%, 12/31/2024	29,083,827
1,065,000	United States Treasury Note, 2.25%, 11/15/2025	1,024,349
4,150,000	United States Treasury Note, 2.375%, 3/15/2021	4,132,007
43,000,000	United States Treasury Note, 2.375%, 1/31/2023	42,473,250
15,840,000	United States Treasury Note, 2.375%, 8/15/2024	15,508,226
1,800,000	United States Treasury Note, 2.50%, 5/15/2024	1,777,008
28,500,000	United States Treasury Note, 2.50%, 1/31/2025	28,060,920
27,000,000	United States Treasury Note, 2.625%, 3/31/2025	26,763,539
30,000,000	United States Treasury Note, 2.75%, 4/30/2023	30,115,077
49,250,000	United States Treasury Note, 2.75%, 2/15/2028	48,787,533
	TOTAL	1,065,531,827
	TOTAL U.S. TREASURIES (IDENTIFIED COST $1,541,730,819)	1,518,219,639
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—0.2%
	Federal Home Loan Mortgage Corporation—0.0%
$6,840	Federal Home Loan Mortgage Corp., Pool A53146, 5.50%, 10/1/2036	$7,464
67,913	Federal Home Loan Mortgage Corp., Pool A53527, 5.50%, 10/1/2036	74,013
13,304	Federal Home Loan Mortgage Corp., Pool G02562, 6.00%, 1/1/2037	14,842
33,617	Federal Home Loan Mortgage Corp., Pool G12608, 5.00%, 4/1/2022	34,657
17,911	Federal Home Loan Mortgage Corp., Pool G13122, 5.00%, 4/1/2023	18,596
40,416	Federal Home Loan Mortgage Corp., Pool J03185, 5.50%, 8/1/2021	41,787
90,578	Federal Home Loan Mortgage Corp., Pool J05518, 5.50%, 9/1/2022	94,090
75,203	Federal Home Loan Mortgage Corp., Pool J08160, 5.00%, 12/1/2022	77,711
51,018	Federal Home Loan Mortgage Corp., Pool J09593, 4.50%, 5/1/2024	52,752
	TOTAL	415,912
	Federal National Mortgage Association—0.2%
6,948	Federal National Mortgage Association, Pool 252717, 7.50%, 9/1/2029	7,934
13,951	Federal National Mortgage Association, Pool 253299, 7.00%, 4/1/2020	14,398
111,769	Federal National Mortgage Association, Pool 255767, 5.50%, 6/1/2025	120,086
39,427	Federal National Mortgage Association, Pool 256233, 6.00%, 5/1/2036	43,916
30,087	Federal National Mortgage Association, Pool 257306, 5.50%, 8/1/2038	32,871
39,004	Federal National Mortgage Association, Pool 620613, 6.50%, 1/1/2032	43,600
32,913	Federal National Mortgage Association, Pool 725948, 5.50%, 10/1/2034	35,910
1,428	Federal National Mortgage Association, Pool 727437, 4.50%, 7/1/2018	1,427
106,661	Federal National Mortgage Association, Pool 735744, 6.00%, 8/1/2035	118,533
3,611	Federal National Mortgage Association, Pool 750440, 5.00%, 12/1/2018	3,626
1,246	Federal National Mortgage Association, Pool 752031, 5.00%, 10/1/2018	1,247
14,989	Federal National Mortgage Association, Pool 840859, 5.50%, 1/1/2036	16,360
22,698	Federal National Mortgage Association, Pool 852523, 5.50%, 2/1/2036	24,733
28,201	Federal National Mortgage Association, Pool 871234, 5.50%, 4/1/2036	30,744
7,776	Federal National Mortgage Association, Pool 892563, 6.00%, 7/1/2036	8,635
26,049	Federal National Mortgage Association, Pool 905427, 5.00%, 11/1/2021	26,776
26,073	Federal National Mortgage Association, Pool 906224, 5.50%, 1/1/2037	28,466
133,485	Federal National Mortgage Association, Pool 934898, 4.50%, 7/1/2024	137,946
74,148	Federal National Mortgage Association, Pool 962914, 5.00%, 5/1/2038	79,472
1,289,402	Federal National Mortgage Association, Pool AB3546, 4.00%, 9/1/2031	1,333,910
9,942,679	Federal National Mortgage Association, Pool BH5387, 4.00%, 9/1/2047	10,164,702
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$678,085	Federal National Mortgage Association, Pool MA0695, 4.00%, 4/1/2031	$701,491
	TOTAL	12,976,783
	Government National Mortgage Association—0.0%
4,901	Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	5,332
2,804	Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	3,106
2,906	Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	3,265
6,256	Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	6,940
5,869	Government National Mortgage Association, Pool 2698, 5.50%, 1/20/2029	6,270
8,659	Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	9,606
2,900	Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	3,272
644	Government National Mortgage Association, Pool 2853, 7.50%, 12/20/2029	736
553	Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	619
9,200	Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	10,339
5,120	Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	5,769
5,309	Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	5,989
39,916	Government National Mortgage Association, Pool 3320, 5.50%, 12/20/2032	43,014
28,354	Government National Mortgage Association, Pool 3333, 5.50%, 1/20/2033	30,559
9,113	Government National Mortgage Association, Pool 3375, 5.50%, 4/20/2033	9,827
43,804	Government National Mortgage Association, Pool 3390, 5.50%, 5/20/2033	47,241
51,704	Government National Mortgage Association, Pool 3403, 5.50%, 6/20/2033	55,770
29,648	Government National Mortgage Association, Pool 345128, 6.50%, 1/15/2024	31,891
60,183	Government National Mortgage Association, Pool 3458, 5.00%, 10/20/2033	64,289
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$24,203	Government National Mortgage Association, Pool 3499, 5.00%, 1/20/2034	$25,856
23,769	Government National Mortgage Association, Pool 3556, 5.50%, 5/20/2034	25,674
54,949	Government National Mortgage Association, Pool 3623, 5.00%, 10/20/2034	58,793
15,169	Government National Mortgage Association, Pool 372962, 7.00%, 3/15/2024	16,517
8,369	Government National Mortgage Association, Pool 373015, 8.00%, 6/15/2024	9,289
7,305	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	8,232
275	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	311
350	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	393
1,944	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	2,198
56	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	64
72,946	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	81,106
1,498	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	1,687
899	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	976
11,976	Government National Mortgage Association, Pool 510534, 7.50%, 10/15/2029	13,718
48,963	Government National Mortgage Association, Pool 510559, 7.00%, 10/15/2029	55,639
30,008	Government National Mortgage Association, Pool 520429, 4.50%, 2/15/2020	30,374
3,086	Government National Mortgage Association, Pool 541578, 5.00%, 6/15/2033	3,304
5,444	Government National Mortgage Association, Pool 544007, 6.50%, 3/15/2031	6,137
148,527	Government National Mortgage Association, Pool 561082, 6.50%, 7/15/2031	168,232
241	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	271
1,547	Government National Mortgage Association, Pool 591976, 5.00%, 4/15/2033	1,656
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$11,158	Government National Mortgage Association, Pool 603010, 5.00%, 6/15/2033	$11,942
259	Government National Mortgage Association, Pool 603145, 5.00%, 10/15/2018	259
21,105	Government National Mortgage Association, Pool 605775, 6.00%, 11/15/2034	23,618
34,885	Government National Mortgage Association, Pool 605777, 6.00%, 12/15/2034	38,857
1,344	Government National Mortgage Association, Pool 612418, 5.00%, 1/15/2019	1,351
56,858	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	59,754
33,563	Government National Mortgage Association, Pool 619387, 6.00%, 9/15/2034	37,694
4,436	Government National Mortgage Association, Pool 626460, 5.00%, 1/15/2019	4,452
2,991	Government National Mortgage Association, Pool 633711, 6.00%, 9/15/2034	3,354
48,915	Government National Mortgage Association, Pool 643816, 6.00%, 7/15/2025	52,600
604,336	Government National Mortgage Association, Pool 644568, 5.50%, 8/15/2035	661,537
87,902	Government National Mortgage Association, Pool 650708, 5.50%, 1/15/2036	96,347
113,867	Government National Mortgage Association, Pool 652534, 5.50%, 4/15/2036	124,246
106,106	Government National Mortgage Association, Pool 680110, 5.00%, 4/15/2038	114,174
41,395	Government National Mortgage Association, Pool 683937, 6.00%, 2/15/2023	43,574
124,804	Government National Mortgage Association, Pool 689593, 6.00%, 7/15/2023	131,554
10,096	Government National Mortgage Association, Pool 704189, 5.50%, 1/15/2039	11,044
16,602	Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	18,455
15,540	Government National Mortgage Association, Pool 782604, 5.50%, 3/15/2039	17,141
	TOTAL	2,306,214
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $15,555,128)	15,698,909
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.1%
		Commercial Mortgage—0.0%
$46,144		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.477%, 8/15/2039	$45,965
		Federal Home Loan Mortgage Corporation—0.0%
1,005,234		Federal Home Loan Mortgage Corp. REMIC 2780, Class TG, 5.00%, 4/15/2034	1,080,997
86,688		Federal Home Loan Mortgage Corp. REMIC 2922, Class QE, 5.00%, 5/15/2034	87,780
167,004		Federal Home Loan Mortgage Corp. REMIC 3051, Class MY, 5.50%, 10/15/2025	176,133
807,184		Federal Home Loan Mortgage Corp. REMIC 3113, Class QE, 5.00%, 2/15/2036	867,642
		TOTAL	2,212,552
		Federal National Mortgage Association—0.0%
145		Federal National Mortgage Association REMIC 1989-35, Class G, 9.50%, 7/25/2019	148
5,641		Federal National Mortgage Association REMIC 2003-112, Class AN, 4.00%, 11/25/2018	5,642
2,000,000		Federal National Mortgage Association REMIC 2004-96, Class QD, 5.50%, 12/25/2034	2,220,292
		TOTAL	2,226,082
		Government National Mortgage Association—0.1%
2,558,647		Government National Mortgage Association REMIC 2004-11, Class QG, 5.00%, 2/16/2034	2,731,837
155,391		Government National Mortgage Association REMIC 2004-27, Class PC, 5.50%, 3/20/2034	157,996
		TOTAL	2,889,833
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,503,348)	7,374,432
		PURCHASED CALL OPTIONS—0.0%
40,279,760	[4]	Bank of America Merrill Lynch EUR CALL/USD PUT, Notional Amount $40,279,760, Exercise Price $1.16, Expiration Date 6/27/2018	559,728
70,500,000	[4]	Barclays GBP CALL/USD PUT, Notional Amount $70,500,000, Exercise Price $1.41, Expiration Date 8/7/2018	50,830
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $737,588)	610,558
		PURCHASED PUT OPTION—0.0%
66,000,000	[4]	Barclays GBP PUT/USD CALL, Notional Amount $66,000,000, Exercise Price $1.32, Expiration Date 8/7/2018 (IDENTIFIED COST $365,640)	590,634
		INVESTMENT COMPANIES—40.4%
35,291,676		Emerging Markets Core Fund	336,682,585
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued
15,678,850	Federated Bank Loan Core Fund	$157,886,024
8,587,481	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.95%[5]	8,588,340
190,938,994	Federated Mortgage Core Portfolio	1,831,104,953
40,699,973	Federated Project and Trade Finance Core Fund	369,148,754
73,879,030	High Yield Bond Portfolio	458,788,777
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,157,049,908)	3,162,199,433
	TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $7,787,829,397)[6]	7,763,402,420
	OTHER ASSETS AND LIABILITIES - NET—0.8%[7]	59,906,302
	TOTAL NET ASSETS—100%	$7,823,308,722
At May 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
4U.S. Treasury Note 2-Year Long Futures	8,350	$1,772,157,040	September 2018	$3,918,440
4U.S. Treasury Note 5-Year Long Futures	1,900	$216,392,188	September 2018	$1,554,319
4U.S. Treasury Note 10-Year Short Futures	2,700	$325,181,250	September 2018	$(2,967,138)
4U.S. Treasury Note 10-Year Ultra Short Futures	3,750	$481,289,063	September 2018	$(5,889,174)
4U.S. Treasury Ultra Bond Short Futures	1,350	$215,325,000	September 2018	$(6,763,585)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(10,147,138)
Semi-Annual Shareholder Report

At May 31, 2018, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 5/31/2018[8]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Swaps:
Credit Suisse, New York	Series 30 Investment Grade CDX Index	Sell	1.00%	6/20/2023	0.67%	$40,000,000	$614,640	$761,815	$(147,175)
At May 31, 2018, the Fund had the following outstanding written options contracts:
Description	Notional Amount	Expiration Date	Exercise Price	Value
[4]Bank of America Merrill Lynch USD Call/ MXN Put, (Call Option)	$25,000,000	August 2018	$20.00	$(838,050)
[4]Barclays GBP Call/USD Put, (Call Option)	$67,500,000	June 2018	$1.35	$(19,507)
[4]Bank of America Merrill Lynch USD Put/MXN Call, (Put Option)	$25,000,000	August 2018	$20.00	$(583,350)
[4]Barclays GBP Put/USD Call, (Put Option)	$67,500,000	June 2018	$1.35	$(1,035,248)
(Premiums Received $1,987,650)				$(2,476,155)
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2018, were as follows:
	Balance of Shares Held 11/30/2017	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	29,466,008	7,140,127	(1,314,459)
Federated Bank Loan Core Fund	12,842,954	2,835,896	—
Federated Institutional Prime Value Obligations Fund, Institutional Shares	150,230,830	883,881,023	(1,025,524,372)
Federated Mortgage Core Portfolio	134,247,165	62,695,970	(6,004,141)
Federated Project and Trade Finance Core Fund	39,487,217	1,212,756	—
High Yield Bond Portfolio	78,868,512	2,030,673	(7,020,155)
Total of Affiliated Transactions	445,142,686	959,796,445	(1,039,863,127)
Semi-Annual Shareholder Report

Balance of Shares Held 5/31/2018*	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income	Gain Distributions Received
35,291,676	$336,682,585	$(18,443,544)	$(780,212)	$8,923,451	$346,967
15,678,850	$157,886,024	$(284,820)	$—	$3,788,866	$—
8,587,481	$8,588,340	$2,098	$(1,506)	$680,908	$—
190,938,994	$1,831,104,953	$(26,553,880)	$(1,320,911)	$22,500,249	$—
40,699,973	$369,148,754	$(1,183,566)	$—	$7,998,647	$—
73,879,030	$458,788,777	$(14,745,880)	$377,495	$14,484,320	$—
365,076,004	$3,162,199,433	$(61,209,592)	$(1,725,134)	$58,376,441	$346,967
*	At May 31, 2018, the Fund owns a majority of the outstanding shares of beneficial interest of each of Federated Mortgage Core Portfolio and Federated Project and Trade Finance Core Fund.
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Directors.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
4	Non-income-producing security.
5	7-day net yield.
6	The cost for federal tax purposes amounts to $7,788,591,212.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Semi-Annual Shareholder Report

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Agency Risk Transfer Securities	$—	$27,793,357	$—	$27,793,357
Corporate Bonds	—	2,832,174,879	247,851	2,832,422,730
Adjustable Rate Mortgages	—	8,088	—	8,088
Asset-Backed Securities	—	33,293,375	—	33,293,375
Commercial Mortgage-Backed Securities	—	165,191,265	—	165,191,265
U.S. Treasuries	—	1,518,219,639	—	1,518,219,639
Mortgage-Backed Securities	—	15,698,909	—	15,698,909
Collateralized Mortgage Obligations	—	7,374,432	—	7,374,432
Purchased Call Options	610,558	—	—	610,558
Purchased Put Options	590,634	—	—	590,634
Investment Companies[1]	8,588,340	—	—	3,162,199,433
TOTAL SECURITIES	$9,789,532	$4,599,753,944	$247,851	$7,763,402,420
Other Financial Instruments
Assets
Futures Contracts	$5,472,759	$—	$—	$5,472,759
Swap Contracts	—	614,640	—	614,640
Written Options Contracts	—	—	—	—
Liabilities
Futures Contracts	(15,619,897)	—	—	(15,619,897)
Swap Contracts	—	—	—	—
Written Options Contracts	—	(2,476,155)	—	(2,476,155)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(10,147,138)	$(1,861,515)	$—	$(12,008,653)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $3,153,611,093 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
EUR	—Euro
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
GBP	—Great British Pound
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.88	$10.79	$10.77	$11.11	$11.01	$11.63
Income From Investment Operations:
Net investment income (loss)	0.15	0.29	0.31	0.31	0.36	0.33
Net realized and unrealized gain (loss)	(0.30)	0.12	0.03	(0.33)	0.15	(0.47)
TOTAL FROM INVESTMENT OPERATIONS	(0.15)	0.41	0.34	(0.02)	0.51	(0.14)
Less Distributions:
Distributions from net investment income	(0.15)	(0.29)	(0.32)	(0.31)	(0.36)	(0.32)
Distributions from net realized gain	—	(0.03)	(0.00)[1]	(0.01)	(0.05)	(0.16)
TOTAL DISTRIBUTIONS	(0.15)	(0.32)	(0.32)	(0.32)	(0.41)	(0.48)
Net Asset Value, End of Period	$10.58	$10.88	$10.79	$10.77	$11.11	$11.01
Total Return[2]	(1.39)%	3.82%	3.17%	(0.20)%	4.70%	(1.17)%
Ratios to Average Net Assets:
Net expenses	0.92%[3]	0.92%	0.92%	0.92%	0.91%	0.90%
Net investment income	2.71%[3]	2.69%	2.84%	2.85%	3.15%	2.90%
Expense waiver/reimbursement[4]	0.07%[3]	0.07%	0.08%	0.05%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$195,227	$216,294	$358,016	$397,563	$437,711	$627,061
Portfolio turnover	25%	23%	33%	30%	36%	31%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.88	$10.79	$10.77	$11.11	$11.01	$11.63
Income From Investment Operations:
Net investment income (loss)	0.11	0.23	0.25	0.25	0.30	0.27
Net realized and unrealized gain (loss)	(0.29)	0.12	0.03	(0.33)	0.15	(0.47)
TOTAL FROM INVESTMENT OPERATIONS	(0.18)	0.35	0.28	(0.08)	0.45	(0.20)
Less Distributions:
Distributions from net investment income	(0.12)	(0.23)	(0.26)	(0.25)	(0.30)	(0.26)
Distributions from net realized gain	—	(0.03)	(0.00)[1]	(0.01)	(0.05)	(0.16)
TOTAL DISTRIBUTIONS	(0.12)	(0.26)	(0.26)	(0.26)	(0.35)	(0.42)
Net Asset Value, End of Period	$10.58	$10.88	$10.79	$10.77	$11.11	$11.01
Total Return[2]	(1.65)%	3.26%	2.61%	(0.75)%	4.13%	(1.72)%
Ratios to Average Net Assets:
Net expenses	1.47%[3]	1.46%	1.47%	1.47%	1.46%	1.45%
Net investment income	2.16%[3]	2.15%	2.29%	2.30%	2.60%	2.37%
Expense waiver/reimbursement[4]	0.07%[3]	0.07%	0.08%	0.06%	0.08%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,070	$14,521	$19,723	$21,876	$25,222	$29,994
Portfolio turnover	25%	23%	33%	30%	36%	31%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.88	$10.79	$10.77	$11.11	$11.01	$11.63
Income From Investment Operations:
Net investment income (loss)	0.12	0.23	0.25	0.26	0.30	0.27
Net realized and unrealized gain (loss)	(0.30)	0.12	0.03	(0.33)	0.15	(0.47)
TOTAL FROM INVESTMENT OPERATIONS	(0.18)	0.35	0.28	(0.07)	0.45	(0.20)
Less Distributions:
Distributions from net investment income	(0.12)	(0.23)	(0.26)	(0.26)	(0.30)	(0.26)
Distributions from net realized gain	—	(0.03)	(0.00)[1]	(0.01)	(0.05)	(0.16)
TOTAL DISTRIBUTIONS	(0.12)	(0.26)	(0.26)	(0.27)	(0.35)	(0.42)
Net Asset Value, End of Period	$10.58	$10.88	$10.79	$10.77	$11.11	$11.01
Total Return[2]	(1.64)%	3.29%	2.64%	(0.72)%	4.16%	(1.70)%
Ratios to Average Net Assets:
Net expenses	1.44%[3]	1.43%	1.43%	1.45%	1.44%	1.44%
Net investment income	2.20%[3]	2.18%	2.32%	2.33%	2.63%	2.37%
Expense waiver/reimbursement[4]	0.04%[3]	0.05%	0.05%	0.04%	0.05%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$70,587	$75,399	$90,932	$93,405	$106,743	$128,215
Portfolio turnover	25%	23%	33%	30%	36%	31%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.88	$10.79	$10.77	$11.11	$11.01	$11.64
Income From Investment Operations:
Net investment income (loss)	0.14	0.27	0.29	0.29	0.35	0.32
Net realized and unrealized gain (loss)	(0.29)	0.12	0.03	(0.32)	0.15	(0.48)
TOTAL FROM INVESTMENT OPERATIONS	(0.15)	0.39	0.32	(0.03)	0.50	(0.16)
Less Distributions:
Distributions from net investment income	(0.14)	(0.27)	(0.30)	(0.30)	(0.35)	(0.31)
Distributions from net realized gain	—	(0.03)	(0.00)[1]	(0.01)	(0.05)	(0.16)
TOTAL DISTRIBUTIONS	(0.14)	(0.30)	(0.30)	(0.31)	(0.40)	(0.47)
Net Asset Value, End of Period	$10.59	$10.88	$10.79	$10.77	$11.11	$11.01
Total Return[2]	(1.39)%	3.64%	2.99%	(0.36)%	4.59%	(1.39)%
Ratios to Average Net Assets:
Net expenses	1.11%[3]	1.09%	1.09%	1.08%	1.02%	1.05%
Net investment income	2.52%[3]	2.51%	2.66%	2.70%	3.04%	2.78%
Expense waiver/reimbursement[4]	0.05%[3]	0.05%	0.05%	0.04%	0.05%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,239	$53,603	$61,863	$64,555	$60,748	$72,495
Portfolio turnover	25%	23%	33%	30%	36%	31%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.88	$10.79	$10.77	$11.11	$11.01	$11.64
Income From Investment Operations:
Net investment income (loss)	0.17	0.35	0.37	0.37	0.42	0.39
Net realized and unrealized gain (loss)	(0.28)	0.12	0.03	(0.33)	0.15	(0.47)
TOTAL FROM INVESTMENT OPERATIONS	(0.11)	0.47	0.40	0.04	0.57	(0.08)
Less Distributions:
Distributions from net investment income	(0.18)	(0.35)	(0.38)	(0.37)	(0.42)	(0.39)
Distributions from net realized gain	—	(0.03)	(0.00)[1]	(0.01)	(0.05)	(0.16)
TOTAL DISTRIBUTIONS	(0.18)	(0.38)	(0.38)	(0.38)	(0.47)	(0.55)
Net Asset Value, End of Period	$10.59	$10.88	$10.79	$10.77	$11.11	$11.01
Total Return[2]	(1.02)%	4.39%	3.74%	0.35%	5.27%	(0.72)%
Ratios to Average Net Assets:
Net expenses	0.37%[3]	0.37%	0.37%	0.38%	0.36%	0.35%
Net investment income	3.26%[3]	3.23%	3.38%	3.41%	3.69%	3.46%
Expense waiver/reimbursement[4]	0.08%[3]	0.08%	0.08%	0.08%	0.09%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,018,209	$5,713,188	$5,519,156	$5,158,561	$4,899,216	$3,866,053
Portfolio turnover	25%	23%	33%	30%	36%	31%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.88	$10.79	$10.77	$11.11	$11.01	$11.64
Income From Investment Operations:
Net investment income (loss)	0.16	0.31	0.34	0.34	0.38	0.35
Net realized and unrealized gain (loss)	(0.29)	0.13	0.03	(0.33)	0.16	(0.47)
TOTAL FROM INVESTMENT OPERATIONS	(0.13)	0.44	0.37	0.01	0.54	(0.12)
Less Distributions:
Distributions from net investment income	(0.16)	(0.32)	(0.35)	(0.34)	(0.39)	(0.35)
Distributions from net realized gain	—	(0.03)	(0.00)[1]	(0.01)	(0.05)	(0.16)
TOTAL DISTRIBUTIONS	(0.16)	(0.35)	(0.35)	(0.35)	(0.44)	(0.51)
Net Asset Value, End of Period	$10.59	$10.88	$10.79	$10.77	$11.11	$11.01
Total Return[2]	(1.17)%	4.08%	3.43%	0.04%	4.96%	(1.01)%
Ratios to Average Net Assets:
Net expenses	0.67%[3]	0.67%	0.67%	0.67%	0.66%	0.65%
Net investment income	2.96%[3]	2.94%	3.09%	3.10%	3.40%	3.16%
Expense waiver/reimbursement[4]	0.27%[3]	0.28%	0.28%	0.28%	0.29%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$478,014	$503,342	$555,265	$627,642	$754,344	$817,990
Portfolio turnover	25%	23%	33%	30%	36%	31%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,		Period Ended 11/30/2015[1]
		2017	2016
Net Asset Value, Beginning of Period	$10.87	$10.78	$10.77	$11.18
Income From Investment Operations:
Net investment income (loss)	0.17	0.36	0.38	0.23
Net realized and unrealized gain (loss)	(0.28)	0.11	0.01	(0.41)
TOTAL FROM INVESTMENT OPERATIONS	(0.11)	0.47	0.39	(0.18)
Less Distributions:
Distributions from net investment income	(0.18)	(0.35)	(0.38)	(0.23)
Distributions from net realized gain	—	(0.03)	(0.00)[2]	—
TOTAL DISTRIBUTIONS	(0.18)	(0.38)	(0.38)	(0.23)
Net Asset Value, End of Period	$10.58	$10.87	$10.78	$10.77
Total Return[3]	(1.02)%	4.40%	3.65%	(1.58)%
Ratios to Average Net Assets:
Net expenses	0.36%[4]	0.36%	0.36%	0.37%[4]
Net investment income	3.27%[4]	3.20%	3.39%	3.49%[4]
Expense waiver/reimbursement[5]	0.04%[4]	0.05%	0.05%	0.05%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,002,963	$1,016,255	$122,349	$9,104
Portfolio turnover	25%	23%	33%	30%[6]
1	Reflects operations for the period from April 17, 2015 (date of initial investment) to November 30, 2015.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2015.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2018 (unaudited)
Assets:
Investment in securities, at value including $3,162,199,433 of investment in affiliated holdings (identified cost $7,787,829,397)		$7,763,402,420
Cash		4,760,189
Cash denominated in foreign currencies (identified cost $222,104)		230,296
Income receivable		37,211,705
Income receivable from affiliated holdings		10,860,562
Receivable for investments sold		27,004,370
Receivable for shares sold		11,173,765
TOTAL ASSETS		7,854,643,307
Liabilities:
Payable for investments purchased	$3,532,157
Payable for shares redeemed	13,898,302
Written options outstanding (premium $1,987,650), at value	2,476,155
Payable for daily variation margin on futures contracts	2,640,913
Income distribution payable	7,091,789
Payable for variation margin on centrally cleared swap contracts	31,822
Payable to adviser (Note 5)	56,277
Payable for administrative fees (Note 5)	17,158
Payable for Directors'/Trustees' fees (Note 5)	809
Payable for distribution services fee (Note 5)	133,661
Payable for other service fees (Notes 2 and 5)	160,439
Accrued expenses (Note 5)	1,295,103
TOTAL LIABILITIES		31,334,585
Net assets for 739,083,308 shares outstanding		$7,823,308,722
Net Assets Consist of:
Paid-in capital		$7,907,375,580
Net unrealized depreciation		(35,201,603)
Accumulated net realized loss		(47,664,210)
Distributions in excess of net investment income		(1,201,045)
TOTAL NET ASSETS		$7,823,308,722
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($195,226,686 ÷ 18,444,314 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.58
Offering price per share (100/95.50 of $10.58)	$11.08
Redemption proceeds per share	$10.58
Class B Shares:
Net asset value per share ($11,069,943 ÷ 1,045,929 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.58
Offering price per share	$10.58
Redemption proceeds per share (94.50/100 of $10.58)	$10.00
Class C Shares:
Net asset value per share ($70,586,766 ÷ 6,669,138 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.58
Offering price per share	$10.58
Redemption proceeds per share (99.00/100 of $10.58)	$10.47
Class R Shares:
Net asset value per share ($47,238,964 ÷ 4,462,579 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.59
Offering price per share	$10.59
Redemption proceeds per share	$10.59
Institutional Shares:
Net asset value per share ($6,018,209,086 ÷ 568,520,786 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.59
Offering price per share	$10.59
Redemption proceeds per share	$10.59
Service Shares:
Net asset value per share ($478,013,972 ÷ 45,157,688 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.59
Offering price per share	$10.59
Redemption proceeds per share	$10.59
Class R6 Shares:
Net asset value per share ($1,002,963,305 ÷ 94,782,874 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.58
Offering price per share	$10.58
Redemption proceeds per share	$10.58
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2018 (unaudited)
Investment Income:
Interest			$81,684,909
Dividends received from affiliated holdings (see footnotes to Portfolio of Investments)			58,376,441
Net income on securities loaned			77,782
TOTAL INCOME			140,139,132
Expenses:
Investment adviser fee (Note 5)		$11,559,629
Administrative fee (Note 5)		3,087,723
Custodian fees		117,236
Transfer agent fee (Note 2)		1,995,562
Directors'/Trustees' fees (Note 5)		31,120
Auditing fees		16,360
Legal fees		4,212
Portfolio accounting fees		121,756
Distribution services fee (Note 5)		1,306,252
Other service fees (Notes 2 and 5)		958,687
Share registration costs		71,309
Printing and postage		81,694
Miscellaneous (Note 5)		101,428
TOTAL EXPENSES		19,452,968
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,582,152)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(1,614,353)
TOTAL WAIVERS AND REIMBURSEMENTS		(3,196,505)
Net expenses			16,256,463
Net investment income			$123,882,669
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Foreign Exchange Contracts and Foreign Currency Transactions:
Net realized loss on investments (including net realized loss of $(1,725,134) on sales of investments in affiliated holdings)	$(23,270,307)
Net realized gain on foreign currency transactions	3,424,067
Net realized loss on foreign exchange contracts	(2,632,791)
Net realized gain on futures contracts	26,244,047
Net realized gain on written options contracts	379,490
Net realized loss on swap contracts	(640,332)
Realized gain distribution from affiliated investment company shares	346,967
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(61,209,592) of investments in affiliated holdings)	(196,246,157)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	8,892
Net change in unrealized appreciation of foreign exchange contracts	(381,201)
Net change in unrealized appreciation of futures contracts	(14,453,345)
Net change in unrealized appreciation of written options	(488,505)
Net change in unrealized depreciation of swap contracts	134,235
Net realized and unrealized gain (loss) on investments, futures contracts, written options, foreign exchange contracts, swap contracts and foreign currency transactions	(207,574,940)
Change in net assets resulting from operations	$(83,692,271)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2018	Year Ended 11/30/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$123,882,669	$226,783,482
Net realized gain (loss)	3,851,141	(8,428,700)
Net change in unrealized appreciation/depreciation	(211,426,081)	76,546,699
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(83,692,271)	294,901,481
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,803,466)	(8,848,475)
Class B Shares	(146,322)	(369,467)
Class C Shares	(839,985)	(1,795,938)
Class R Shares	(659,587)	(1,465,492)
Institutional Shares	(98,146,516)	(183,990,351)
Service Shares	(7,444,456)	(15,453,023)
Class R6 Shares	(17,524,970)	(16,648,537)
Distributions from net realized gain
Class A Shares	—	(751,134)
Class B Shares	—	(40,753)
Class C Shares	—	(186,808)
Class R Shares	—	(129,933)
Institutional Shares	—	(11,739,161)
Service Shares	—	(1,126,436)
Class R6 Shares	—	(263,875)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	$(127,565,302)	$(242,809,383)
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–continued
	Six Months Ended (unaudited) 5/31/2018	Year Ended 11/30/2017
Share Transactions:
Proceeds from sale of shares	$1,457,691,409	$3,159,816,153
Proceeds from shares issued in connection with the tax-free transfer of assets from Hancock Horizon Core Bond Fund	—	147,842,869
Net asset value of shares issued to shareholders in payment of distributions declared	92,503,991	191,976,520
Cost of shares redeemed	(1,108,230,659)	(2,686,430,869)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	441,964,741	813,204,673
Change in net assets	230,707,168	865,296,771
Net Assets:
Beginning of period	7,592,601,554	6,727,304,783
End of period (including undistributed (distributions in excess of) net investment income of $(1,201,045) and $2,481,588, respectively)	$7,823,308,722	$7,592,601,554
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2018 (unaudited)
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective December 1, 2017, Class B Shares closed to new accounts and to new investors.
Effective February 1, 2018, Class B Shares were closed to new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). In addition, on February 1, 2018, Class B Shares closed to inbound exchanges from Class B Shares of other Federated funds, and Class B Share exchanges are only permitted into Class B Shares of Federated Government Reserves Fund, an affiliated government money market fund, see Note 9.
On January 27, 2017, the Fund acquired all of the net assets of Hancock Horizon Core Bond Fund, an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Hancock Horizon Core Bond Fund's shareholders on January 26, 2017. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Hancock Horizon Core Bond Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Hancock Horizon Core Bond Fund Investment Shares exchanged, a shareholder received 1.466 shares of the Fund's Service Shares.
For every one share of Hancock Horizon Core Bond Fund Class C Shares exchanged, a shareholder received 1.475 shares of the Fund's Service Shares.
For every one share of Hancock Horizon Core Bond Fund Institutional Shares exchanged, a shareholder received 1.470 shares of the Fund's Institutional Shares.
Semi-Annual Shareholder Report

The Fund received net assets from Hancock Horizon Core Bond Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Hancock Horizon Core Bond Fund Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
13,689,155	$147,842,869	$(3,632,817)	$6,714,346,778	$6,862,189,647
1	Unrealized Depreciation is included in the Net Assets Received amount shown above.
Assuming the acquisition had been completed on December 1, 2016, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended November 30, 2017, were as follows:
Net investment income*	$227,525,206
Net realized and unrealized gain on investments	71,633,220
Net increase in net assets resulting from operations	$299,158,426
*	Net investment income includes $83,540 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Hancock Horizon Core Bond Fund that have been included in the Fund's Statement of Changes in Net Assets as of November 30, 2017.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar
Semi-Annual Shareholder Report

securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value
Semi-Annual Shareholder Report

will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $3,196,505 is disclosed in various locations in this Note 2 and Note 5. For the six months ended May 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$103,885	$(31,893)
Class B Shares	9,290	(1,600)
Class C Shares	30,375	—
Class R Shares	66,261	(1,170)
Institutional Shares	1,610,436	(1,023,497)
Service Shares	122,808	(69,444)
Class R6 Shares	52,507	—
TOTAL	$1,995,562	$(1,127,604)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$247,344
Class B Shares	16,074
Class C Shares	91,332
Service Shares	603,937
TOTAL	$958,687
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to seek to increase return and to manage market and sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at May 31, 2018, is $40,000,000. The Fund's maximum risk of loss from
Semi-Annual Shareholder Report

counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA). Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account, offsets the amount due to the broker reducing the net settlement amount to zero.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding, at period end, including net unrealized appreciation/depreciation, are listed after the Fund's Portfolio of Investments.
The average notional amount of swap contracts held by the Fund throughout the period was $36,914,286. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage country, currency, duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $974,654,977 and $992,305,257, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to seek to increase return and to manage country, currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $272,401 and $396,939, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of May 31, 2018, the Fund had no outstanding securities on loan.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Option Contracts
The Fund buys or sells put and call options to seek to increase income and to manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund's Portfolio of Investments and written option contracts outstanding at period-end are listed after the Fund's Portfolio of Investments.
The average market value of purchased put and call options held by the Fund throughout the period was $93,507 and $87,223, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
The average market value of written call and put options held by the Fund throughout the period was $122,508 and $231,228, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for daily variation margin on futures contracts	$10,147,138*
Foreign exchange contracts	Purchased options, in securities at value	$1,201,192		$—
Foreign exchange contracts		$—	Written options contracts outstanding, at value	$2,476,155
Credit contracts		$—	Payable for variation margin on centrally cleared swap contracts	$147,175**
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,201,192		$12,770,468
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
**	Includes cumulative depreciation on centrally cleared swaps as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Option Contracts[1]	Written Option Contracts	Total
Interest rate contracts	$—	$26,244,047	$—	$—	$—	$26,244,047
Foreign exchange contracts	—	—	(2,632,791)	(969,571)	379,490	(3,222,872)
Credit contracts	(640,332)	—	—	—	—	(640,332)
TOTAL	$(640,332)	$26,244,047	$(2,632,791)	$(969,571)	$379,490	$22,380,843
1	The net realized loss on Purchased Option Contracts is found within the Net realized loss on investments on the Statement of Operations.
Semi-Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Option Contracts[2]	Written Option Contracts	Total
Interest rate contracts	$—	$(14,453,345)	$—	$—	$—	$(14,453,345)
Foreign exchange contracts	—	—	(381,201)	213,348	(488,505)	(656,358)
Credit contracts	134,235	—	—	—	—	134,235
TOTAL	$134,235	$(14,453,345)	$(381,201)	$213,348	$(488,505)	$(14,975,468)
2	The net change of unrealized depreciation of Purchased Option Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. Capital Stock
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,802,131	$29,916,934	4,506,583	$49,026,437
Shares issued to shareholders in payment of distributions declared	241,624	2,584,816	840,583	9,135,695
Shares redeemed	(4,485,317)	(48,176,368)	(18,643,619)	(202,557,730)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,441,562)	$(15,674,618)	(13,296,453)	$(144,395,598)

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	4,091	$46,567	71,818	$779,997
Shares issued to shareholders in payment of distributions declared	13,194	141,215	35,571	386,448
Shares redeemed	(306,443)	(3,273,611)	(600,040)	(6,520,628)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(289,158)	$(3,085,829)	(492,651)	$(5,354,183)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	630,671	$6,769,954	1,084,046	$11,788,002
Shares issued to shareholders in payment of distributions declared	74,625	798,301	168,754	1,833,745
Shares redeemed	(968,377)	(10,361,327)	(2,747,378)	(29,855,233)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(263,081)	$(2,793,072)	(1,494,578)	$(16,233,486)

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	579,340	$6,221,838	1,292,749	$14,059,228
Shares issued to shareholders in payment of distributions declared	56,140	600,868	132,707	1,442,494
Shares redeemed	(1,100,501)	(11,777,862)	(2,229,967)	(24,253,534)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(465,021)	$(4,955,156)	(804,511)	$(8,751,812)

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	110,512,486	$1,182,671,337	185,784,165	$2,021,155,500
Proceeds from shares issued in connection with the tax-free transfer of assets from Hancock Horizon Core Bond Fund	—	—	12,255,457	132,358,939
Shares issued to shareholders in payment of distributions declared	6,602,017	70,666,059	14,081,583	153,130,057
Shares redeemed	(73,788,440)	(788,392,331)	(198,331,309)	(2,158,582,250)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	43,326,063	$464,945,065	13,789,896	$148,062,246

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,443,017	$68,969,469	10,422,909	$113,337,058
Proceeds from shares issued in connection with the tax-free transfer of assets from Hancock Horizon Core Bond Fund	—	—	1,433,697	15,483,930
Shares issued to shareholders in payment of distributions declared	572,297	6,123,234	1,284,249	13,962,205
Shares redeemed	(8,129,544)	(87,207,973)	(18,318,938)	(198,921,634)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,114,230)	$(12,115,270)	(5,178,083)	$(56,138,441)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	15,171,103	$163,095,310	87,029,209	$949,669,931
Shares issued to shareholders in payment of distributions declared	1,083,497	11,589,498	1,107,707	12,085,876
Shares redeemed	(14,928,676)	(159,041,187)	(6,024,640)	(65,739,860)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,325,924	$15,643,621	82,112,276	$896,015,947
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	41,078,935	$441,964,741	74,635,896	$813,204,673
4. FEDERAL TAX INFORMATION
At May 31, 2018, the cost of investments for federal tax purposes was $7,788,591,212. The net unrealized depreciation of investments for federal tax purposes was $35,209,795. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $130,985,433 and net unrealized depreciation from investments for those securities having an excess of cost over value of $166,195,228. The amounts presented are inclusive of derivative contracts.
At November 30, 2017, the Fund had a capital loss carryforward of $10,264,985 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$9,094,133	$1,170,852	$10,264,985
At November 30, 2017, for federal income tax purposes, the Fund had $7,330,649 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2018, the Adviser voluntarily waived $1,554,568 of its fee and reimbursed $1,127,604 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2018, the Adviser reimbursed $27,584.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.25%
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$249,485	$—
Class B Shares	48,222	—
Class C Shares	274,252	—
Class R Shares	125,858	—
Service Shares	608,435	(486,749)
TOTAL	$1,306,252	$(486,749)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2018, FSC retained $445,699 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2018, FSC retained $10,427 in sales charges from the sale of Class A Shares. FSC also retained $10,859 and $4,871 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2018, FSSC received $18,571 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2018, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.92%, 1.47%, 1.47%, 1.11%, 0.37%, 0.67% and 0.36% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Semi-Annual Shareholder Report

Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2018, were as follows:
Purchases	$1,059,191,936
Sales	$393,741,876
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2018, the Fund had no outstanding loans. During the six months ended May 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2018, there were no outstanding loans. During the six months ended May 31, 2018, the program was not utilized.
9. SUBSEQUENT EVENTS
Effective June 18, 2018, Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated fund.
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2017	Ending Account Value 5/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$986.10	$4.56
Class B Shares	$1,000	$983.50	$7.27
Class C Shares	$1,000	$983.60	$7.12
Class R Shares	$1,000	$986.10	$5.50
Institutional Shares	$1,000	$989.80	$1.84
Service Shares	$1,000	$988.30	$3.32
Class R6 Shares	$1,000	$989.80	$1.79
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.30	$4.63
Class B Shares	$1,000	$1,017.60	$7.39
Class C Shares	$1,000	$1,017.70	$7.24
Class R Shares	$1,000	$1,019.40	$5.59
Institutional Shares	$1,000	$1,023.10	$1.87
Service Shares	$1,000	$1,021.60	$3.38
Class R6 Shares	$1,000	$1,023.10	$1.82
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.92%
Class B Shares	1.47%
Class C Shares	1.44%
Class R Shares	1.11%
Institutional Shares	0.37%
Service Shares	0.67%
Class R6 Shares	0.36%
Semi-Annual Shareholder Report

Federated Mortgage Core Portfolio
Financial Statements and Notes to Financial Statements
Federated Total Return Bond Fund's investments in Federated Mortgage Core Portfolio represents a significant number of the outstanding shares of Federated Mortgage Core Portfolio. Therefore the Federated Mortgage Core Portfolio financial statements and notes to financial statements are included on pages 70 through 96.
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)– Federated Mortgage Core Portfolio
At December 31, 2017, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	81.1%
Asset-Backed Securities	6.8%
Non-Agency Mortgage-Backed Securities	4.5%
U.S. Government Agency Commercial Mortgage-Backed Securities	3.1%
Cash Equivalents[2]	4.5%
Other Assets and Liabilities—Net[3,4]	(0.0)%
TOTAL	100.0%
1	See the Fund's Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Represents less than 0.1%.
Semi-Annual Shareholder Report

Portfolio of Investments–Federated Mortgage Core Portfolio
December 31, 2017
Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—6.8%
	Auto Receivables—5.7%
$12,960,000	AmeriCredit Automobile Receivables Trust 2015-2, Class D, 3.000%, 6/8/2021	$13,051,445
15,500,000	AmeriCredit Automobile Receivables Trust 2015-3, Class D, 3.340%, 8/8/2021	15,592,104
13,322,000	Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	13,446,323
7,400,000	Capital Auto Receivables Asset Trust 2015-3, Class D, 3.340%, 3/22/2021	7,493,661
19,940,000	Santander Drive Auto Receivables Trust 2015-1, Class D, 3.240%, 4/15/2021	20,062,939
18,140,000	Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	18,326,594
14,580,000	Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	14,711,694
	TOTAL	102,684,760
	Other—1.0%
5,131,099	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	5,165,709
7,346,821	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	7,388,146
5,088,080	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	5,116,117
	TOTAL	17,669,972
	Student Loans—0.1%
2,046,997	Social Professional Loan Program LLC 2014-A, Class A2, 3.020%, 10/25/2027	2,055,384
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $121,575,273)	122,410,116
	COMMERCIAL MORTGAGE-BACKED SECURITIES—3.1%
	Agency Commercial Mortgage-Backed Securities—3.1%
8,544,324	FHLMC REMIC K050 A1, 2.802%, 1/25/2025	8,588,623
21,897,385	FHLMC REMIC K060 A1, 2.958%, 7/25/2026	22,228,425
24,000,000	FNMA REMIC 2015-M4 AV2, 2.509%, 7/25/2022	23,974,363
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $55,288,473)	54,791,411
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—4.5%
	Non-Agency Mortgage-Backed Securities—4.5%
$1,053,069	Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	$1,028,009
571,040	Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	435,116
3,758,627	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	3,819,453
8,821,323	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	8,943,154
569,570	Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 3.776%, 8/25/2035	555,136
1,354,896	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,376,239
9,517,646	Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	9,035,123
9,186,263	Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	8,721,856
17,601,742	Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	16,732,845
12,621,826	Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	12,594,376
3,617,393	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	3,746,901
13,574,915	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	13,804,174
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $82,827,526)	80,792,382
	MORTGAGE-BACKED SECURITIES—81.1%
	Federal Home Loan Mortgage Corporation—32.7%
30,318,436	2.500%, 1/1/2031	30,325,746
7,023,686	3.000%, 1/1/2032	7,156,623
44,188,160	3.000%, 10/1/2032	45,052,127
1,826,245	3.000%, 6/1/2045	1,830,675
42,076,198	3.000%, 12/1/2046	42,125,663
38,913,316	3.000%, 12/1/2046	38,959,063
54,750,657	3.000%, 1/1/2047	54,797,912
25,213,111	3.000%, 2/1/2047	25,234,872
13,317,188	3.000%, 2/1/2047	13,328,682
474,636	3.500%, 6/1/2026	490,855
1,060,451	3.500%, 6/1/2026	1,096,689
324,140	3.500%, 7/1/2026	335,217
7,021,295	3.500%, 4/1/2042	7,260,539
5,549,956	3.500%, 7/1/2042	5,739,066
11,283,107	3.500%, 8/1/2042	11,653,464
33,483,686	3.500%, 11/1/2045	34,499,049
26,297,479	3.500%, 6/1/2046	27,020,965
29,297,989	3.500%, 10/1/2046	30,168,113
30,000,000	3.500%, 11/1/2047	30,831,207
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$32,000,000	3.500%, 6/1/2047	$32,882,871
101,184	4.000%, 2/1/2020	104,050
465,209	4.000%, 5/1/2024	483,125
2,721,618	4.000%, 8/1/2025	2,834,443
286,874	4.000%, 5/1/2026	299,484
3,992,220	4.000%, 5/1/2026	4,167,700
1,871,145	4.000%, 9/1/2040	1,972,636
2,515,067	4.000%, 12/1/2040	2,651,484
17,198,386	4.000%, 12/1/2041	18,125,852
2,153,193	4.000%, 1/1/2042	2,269,309
9,908,903	4.000%, 8/1/2045	10,365,852
19,528,602	4.000%, 7/1/2045	20,447,472
17,927,604	4.000%, 10/1/2045	18,754,335
194,299	4.500%, 6/1/2019	196,842
57,863	4.500%, 3/1/2021	59,319
721,652	4.500%, 9/1/2021	741,806
330,590	4.500%, 7/1/2024	345,911
352,004	4.500%, 8/1/2024	368,628
1,163,718	4.500%, 9/1/2024	1,219,676
855,983	4.500%, 9/1/2024	897,124
462,513	4.500%, 6/1/2025	483,331
1,626,961	4.500%, 11/1/2039	1,746,518
4,582,941	4.500%, 5/1/2040	4,918,283
450,736	4.500%, 6/1/2040	483,577
1,439,581	4.500%, 8/1/2040	1,544,468
2,933,201	4.500%, 8/1/2040	3,146,912
954,940	4.500%, 7/1/2040	1,024,516
451,203	4.500%, 7/1/2041	493,524
1,938,236	4.500%, 7/1/2041	2,078,243
866,032	4.500%, 7/1/2041	928,590
8,431,291	4.500%, 9/1/2040	9,045,591
41,232	5.000%, 7/1/2019	41,783
297,515	5.000%, 7/1/2020	304,332
38,882	5.000%, 10/1/2021	40,338
127,584	5.000%, 11/1/2021	132,549
149,098	5.000%, 12/1/2021	155,107
237,792	5.000%, 6/1/2023	249,253
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$176,389	5.000%, 7/1/2023	$185,096
356,251	5.000%, 7/1/2023	374,064
184,361	5.000%, 7/1/2025	193,038
2,373,390	5.000%, 1/1/2034	2,573,821
724,809	5.000%, 5/1/2034	786,138
3,194	5.000%, 11/1/2035	3,466
203,715	5.000%, 4/1/2036	221,405
1,009	5.000%, 4/1/2036	1,097
11,483	5.000%, 4/1/2036	12,461
1,014,437	5.000%, 4/1/2036	1,102,030
89,033	5.000%, 5/1/2036	97,288
162,969	5.000%, 6/1/2036	177,049
282,513	5.000%, 6/1/2036	306,544
987,375	5.000%, 12/1/2037	1,074,362
141,883	5.000%, 2/1/2038	154,294
170,916	5.000%, 5/1/2038	185,867
77,427	5.000%, 6/1/2038	84,151
165,778	5.000%, 9/1/2038	180,279
486,962	5.000%, 9/1/2038	529,559
157,739	5.000%, 6/1/2039	171,316
4,927,600	5.000%, 10/1/2039	5,350,941
142,186	5.000%, 2/1/2039	154,535
54,470	5.000%, 3/1/2039	59,158
403,843	5.000%, 2/1/2040	438,160
2,094,168	5.000%, 4/1/2040	2,272,120
942,786	5.000%, 8/1/2040	1,022,015
2,503,303	5.000%, 5/1/2041	2,709,762
66,428	5.500%, 3/1/2021	68,988
360,056	5.500%, 4/1/2021	373,591
27,274	5.500%, 1/1/2022	28,555
218,855	5.500%, 1/1/2022	229,122
74,468	5.500%, 1/1/2022	77,909
304,305	5.500%, 2/1/2022	318,348
1,863,486	5.500%, 5/1/2034	2,062,171
44,795	5.500%, 3/1/2036	49,800
153,106	5.500%, 3/1/2036	170,033
119,122	5.500%, 3/1/2036	132,409
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$140,887	5.500%, 3/1/2036	$156,303
186,883	5.500%, 6/1/2036	207,258
138,212	5.500%, 6/1/2036	153,396
346,949	5.500%, 6/1/2036	384,596
132,189	5.500%, 6/1/2036	146,335
112,018	5.500%, 9/1/2037	124,367
456,014	5.500%, 9/1/2037	505,812
189,163	5.500%, 12/1/2037	209,958
35,502	5.500%, 3/1/2038	39,416
597,511	5.500%, 5/1/2038	663,007
779,679	5.500%, 9/1/2038	865,144
251,970	5.500%, 9/1/2039	279,432
449,546	5.500%, 5/1/2040	498,964
13,665	6.000%, 7/1/2029	15,437
55,847	6.000%, 2/1/2032	62,987
82,416	6.000%, 5/1/2036	93,070
123,862	6.000%, 8/1/2037	139,573
525,658	6.000%, 9/1/2037	592,111
25,220	6.500%, 3/1/2022	27,730
18,568	6.500%, 6/1/2029	21,171
12,181	6.500%, 6/1/2029	13,885
6,145	6.500%, 7/1/2029	6,926
368,285	6.500%, 11/1/2036	420,658
910,441	6.500%, 10/1/2037	1,037,525
4,812	6.500%, 4/1/2038	5,482
3,526	6.500%, 4/1/2038	4,018
671	7.000%, 10/1/2020	701
45,799	7.000%, 4/1/2032	51,036
271,371	7.000%, 4/1/2032	315,875
74,088	7.000%, 9/1/2037	86,232
26,167	7.500%, 8/1/2029	30,433
37,346	7.500%, 10/1/2029	43,278
17,272	7.500%, 11/1/2029	20,028
20,302	7.500%, 4/1/2031	23,067
17,276	7.500%, 5/1/2031	20,189
4,673	8.000%, 3/1/2030	5,529
39,802	8.000%, 1/1/2031	47,503
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$65,935	8.000%, 2/1/2031	$77,736
64,269	8.000%, 3/1/2031	76,451
890	8.500%, 9/1/2025	1,013
3,674	8.500%, 9/1/2025	4,220
	TOTAL	585,320,155
	Federal National Mortgage Association—33.4%
22,710,670	2.500%, 7/1/2031	22,694,854
18,298,206	2.500%, 1/1/2032	18,285,463
3,309,855	3.000%, 10/1/2027	3,381,551
10,580,898	3.000%, 10/1/2029	10,796,869
3,575,691	3.000%, 12/1/2029	3,648,676
7,425,734	3.000%, 8/1/2043	7,468,981
6,098,505	3.000%, 9/1/2043	6,134,023
7,819,353	3.000%, 12/1/2046	7,828,240
13,846,704	3.000%, 12/1/2046	13,862,441
31,096,350	3.000%, 1/1/2047	31,121,974
12,777,896	3.000%, 4/1/2047	12,788,425
785,879	3.500%, 11/1/2025	812,795
473,738	3.500%, 11/1/2025	489,964
746,677	3.500%, 12/1/2025	772,250
895,848	3.500%, 1/1/2026	926,530
275,868	3.500%, 1/1/2026	285,317
3,508,859	3.500%, 12/1/2040	3,623,760
11,220,969	3.500%, 5/1/2042	11,591,917
17,720,813	3.500%, 8/1/2042	18,331,557
9,617,440	3.500%, 9/1/2042	9,932,372
7,661,783	3.500%, 9/1/2042	7,950,984
34,848,406	3.500%, 12/1/2042	36,201,911
6,288,990	3.500%, 12/1/2042	6,514,583
9,313,413	3.500%, 3/1/2043	9,678,054
6,349,962	3.500%, 4/1/2043	6,598,578
6,753,002	3.500%, 5/1/2043	6,972,025
3,591,892	3.500%, 6/1/2043	3,717,931
5,336,481	3.500%, 7/1/2044	5,537,079
9,055,479	3.500%, 7/1/2044	9,395,873
32,724,010	3.500%, 11/1/2045	33,708,669
13,940,201	3.500%, 6/1/2046	14,322,630
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$38,177,205	3.500%, 2/1/2047	$39,227,521
693,896	4.000%, 12/1/2025	723,990
727,223	4.000%, 7/1/2026	760,581
3,848,082	4.000%, 2/1/2041	4,056,802
2,482,836	4.000%, 12/1/2041	2,620,609
10,268,380	4.000%, 12/1/2041	10,825,337
10,142,948	4.000%, 2/1/2042	10,832,567
4,077,049	4.000%, 3/1/2042	4,303,285
8,150,743	4.000%, 4/1/2042	8,592,839
11,345,831	4.000%, 7/1/2042	11,975,411
13,927,935	4.000%, 5/1/2043	14,724,736
11,414,542	4.000%, 1/1/2044	12,031,883
17,029,254	4.000%, 5/1/2044	17,990,172
12,958,592	4.000%, 5/1/2044	13,691,838
5,633,155	4.000%, 9/1/2045	5,898,209
16,734,448	4.000%, 11/1/2045	17,521,846
9,137,651	4.000%, 5/1/2046	9,567,600
178,867	4.500%, 12/1/2019	181,265
288,816	4.500%, 2/1/2039	310,164
1,569,751	4.500%, 5/1/2040	1,685,287
5,429,177	4.500%, 10/1/2040	5,827,077
532,834	4.500%, 11/1/2040	571,885
7,807,119	4.500%, 3/1/2041	8,374,417
5,803,367	4.500%, 4/1/2041	6,225,064
3,079,570	4.500%, 6/1/2041	3,302,382
6,388,916	4.500%, 9/1/2041	6,843,179
2,060,377	4.500%, 12/1/2041	2,212,024
3,463,356	4.500%, 12/1/2041	3,718,265
3,803,765	4.500%, 1/1/2042	4,074,219
9,574,580	4.500%, 6/1/2044	10,213,460
1,023,989	5.000%, 5/1/2023	1,073,790
182,381	5.000%, 8/1/2023	191,252
722,021	5.000%, 11/1/2023	758,864
3,234,936	5.000%, 2/1/2036	3,506,982
1,840,962	5.000%, 1/1/2040	1,992,175
1,896,384	5.000%, 7/1/2040	2,050,639
781,735	5.000%, 7/1/2041	844,346
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$1,796,137	5.000%, 10/1/2041	$1,939,993
39,639	5.500%, 1/1/2032	43,877
81,693	5.500%, 1/1/2032	90,401
671,185	5.500%, 9/1/2034	743,952
2,005,764	5.500%, 12/1/2034	2,220,874
88,000	5.500%, 4/1/2035	97,432
444,031	5.500%, 8/1/2035	492,390
718,185	5.500%, 11/1/2035	795,443
493,696	5.500%, 1/1/2036	547,133
174,202	5.500%, 3/1/2036	192,988
576,290	5.500%, 5/1/2036	638,397
757,632	5.500%, 4/1/2036	838,972
1,105,713	5.500%, 4/1/2036	1,225,137
237,121	5.500%, 9/1/2036	262,806
752,333	5.500%, 8/1/2037	833,948
276,106	5.500%, 7/1/2038	306,382
1,036,659	5.500%, 4/1/2041	1,146,446
20,317	6.000%, 1/1/2029	22,612
3,313	6.000%, 1/1/2029	3,518
25,790	6.000%, 2/1/2029	28,718
9,454	6.000%, 2/1/2029	10,535
5,501	6.000%, 4/1/2029	6,174
28,407	6.000%, 5/1/2029	31,829
15,845	6.000%, 5/1/2029	17,662
957,389	6.000%, 7/1/2034	1,083,565
523,707	6.000%, 11/1/2034	592,428
228,638	6.000%, 7/1/2036	258,320
87,778	6.000%, 7/1/2036	99,107
328,172	6.000%, 10/1/2037	369,523
274,021	6.000%, 6/1/2038	308,362
1,407,835	6.000%, 7/1/2038	1,587,437
85,323	6.000%, 9/1/2038	96,499
76,300	6.000%, 10/1/2038	86,015
540,548	6.000%, 2/1/2039	610,332
3,344	6.500%, 4/1/2019	3,410
42,161	6.500%, 9/1/2028	46,705
6,669	6.500%, 8/1/2029	7,547
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$7,025	6.500%, 6/1/2031	$7,927
25,591	6.500%, 6/1/2031	29,003
5,821	6.500%, 6/1/2031	6,571
6,407	6.500%, 6/1/2031	7,243
34,133	6.500%, 12/1/2031	38,893
37,123	6.500%, 12/1/2031	42,344
12,346	6.500%, 1/1/2032	14,163
75,665	6.500%, 3/1/2032	86,503
253,465	6.500%, 4/1/2032	290,059
95,268	6.500%, 5/1/2032	109,489
59,894	6.500%, 11/1/2035	67,943
437,923	6.500%, 7/1/2036	499,468
15,115	6.500%, 8/1/2036	17,263
27,669	6.500%, 9/1/2036	31,563
146,787	6.500%, 12/1/2036	167,198
133,847	6.500%, 9/1/2037	152,486
8,840	6.500%, 12/1/2037	10,076
151,247	6.500%, 10/1/2038	172,314
1,796	7.000%, 7/1/2023	1,955
46,993	7.000%, 2/1/2024	51,036
1,538	7.000%, 5/1/2024	1,696
2,901	7.000%, 7/1/2024	3,223
1,564	7.000%, 7/1/2025	1,755
23,063	7.000%, 9/1/2031	26,702
6,723	7.000%, 9/1/2031	7,812
142,873	7.000%, 11/1/2031	166,153
13,077	7.000%, 12/1/2031	15,007
267,327	7.000%, 1/1/2032	310,106
31,894	7.000%, 2/1/2032	37,040
57,060	7.000%, 3/1/2032	66,184
303,933	7.000%, 3/1/2032	350,473
42,497	7.000%, 4/1/2032	49,219
6,240	7.000%, 4/1/2032	7,267
133,723	7.000%, 4/1/2032	155,764
31,884	7.000%, 6/1/2032	37,118
457,705	7.000%, 6/1/2037	531,969
1,118	7.500%, 1/1/2030	1,305
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$16,268	7.500%, 9/1/2030	$18,974
19,509	7.500%, 5/1/2031	22,915
6,498	7.500%, 6/1/2031	7,575
65,777	7.500%, 8/1/2031	77,195
51,855	7.500%, 1/1/2032	60,055
5,518	7.500%, 6/1/2033	6,399
496	8.000%, 7/1/2023	542
5,947	8.000%, 10/1/2026	6,906
6,580	8.000%, 8/1/2027	7,409
3,834	8.000%, 11/1/2029	4,542
20	9.000%, 11/1/2021	20
793	9.000%, 6/1/2025	915
	TOTAL	596,150,844
	Government National Mortgage Association—15.0%
14,737,593	3.000%, 11/20/2045	14,895,779
55,557,160	3.000%, 12/20/2046	56,118,759
7,038,566	3.500%, 12/15/2040	7,306,268
2,316,745	3.500%, 8/15/2043	2,404,860
1,982,880	3.500%, 8/15/2043	2,058,296
27,652,110	3.500%, 5/20/2046	28,617,406
64,460,154	3.500%, 6/20/2046	66,710,368
2,441,754	4.000%, 9/15/2040	2,581,062
5,770,857	4.000%, 10/15/2040	6,100,099
2,635,561	4.000%, 1/15/2041	2,785,926
3,772,620	4.000%, 10/15/2041	3,976,660
7,477,278	4.000%, 12/20/2046	7,801,653
12,477,769	4.000%, 5/20/2047	13,019,070
15,668,932	4.000%, 8/20/2047	16,380,499
641,061	4.500%, 1/15/2039	684,318
588,334	4.500%, 6/15/2039	632,372
2,076,474	4.500%, 10/15/2039	2,231,902
647,964	4.500%, 1/15/2040	696,466
375,956	4.500%, 6/15/2040	404,097
716,616	4.500%, 9/15/2040	772,720
679,956	4.500%, 2/15/2041	730,639
1,844,603	4.500%, 3/15/2041	1,982,675
193,598	4.500%, 5/15/2041	206,563
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$6,446,126	4.500%, 6/20/2041	$6,863,459
977,115	4.500%, 9/15/2041	1,042,551
1,452,640	4.500%, 9/20/2041	1,546,686
1,046,354	4.500%, 10/15/2043	1,116,426
465,953	4.500%, 11/15/2043	497,157
807,447	5.000%, 1/15/2039	882,809
808,143	5.000%, 5/15/2039	883,571
1,187,548	5.000%, 8/20/2039	1,294,211
6,006,038	5.000%, 5/15/2040	6,520,857
2,597,806	5.000%, 6/15/2040	2,820,482
1,657,531	5.000%, 7/15/2040	1,799,610
333,032	5.500%, 12/15/2038	375,821
255,429	5.500%, 12/20/2038	281,292
490,477	5.500%, 1/15/2039	541,386
533,955	5.500%, 2/15/2039	589,377
13,057	6.000%, 10/15/2028	14,695
14,144	6.000%, 3/15/2029	15,927
13,131	6.000%, 6/15/2029	14,717
205,335	6.000%, 2/15/2036	234,463
211,682	6.000%, 4/15/2036	242,152
265,469	6.000%, 6/15/2037	302,659
22,307	6.500%, 10/15/2028	25,509
9,073	6.500%, 10/15/2028	10,113
12,138	6.500%, 11/15/2028	13,745
22,837	6.500%, 12/15/2028	25,878
8,804	6.500%, 2/15/2029	10,039
16,793	6.500%, 3/15/2029	19,159
31,817	6.500%, 9/15/2031	36,874
69,291	6.500%, 2/15/2032	80,113
27,222	7.000%, 11/15/2027	31,235
17,325	7.000%, 12/15/2027	19,997
16,629	7.000%, 6/15/2028	18,679
26,577	7.000%, 11/15/2028	30,282
10,156	7.000%, 1/15/2029	11,741
9,245	7.000%, 5/15/2029	10,752
4,885	7.000%, 10/15/2029	5,675
26,824	7.000%, 5/15/2030	31,214
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$17,794		7.000%, 11/15/2030	$20,735
22,818		7.000%, 12/15/2030	26,361
34,520		7.000%, 6/15/2031	39,730
17,447		7.000%, 8/15/2031	20,321
84,279		7.000%, 10/15/2031	98,752
12,607		7.000%, 12/15/2031	14,822
1,068		7.500%, 7/15/2029	1,105
21,762		7.500%, 8/15/2029	25,305
51,087		7.500%, 10/15/2029	59,723
60,996		7.500%, 6/15/2030	71,804
9,773		7.500%, 10/15/2030	11,475
8,142		7.500%, 1/15/2031	9,626
12,214		8.000%, 1/15/2022	13,210
4,688		8.000%, 6/15/2022	5,125
197		8.000%, 7/15/2025	207
4,643		8.000%, 8/15/2029	5,558
3,020		8.000%, 10/15/2029	3,630
10,831		8.000%, 11/15/2029	13,027
11,521		8.000%, 1/15/2030	13,711
8,350		8.000%, 10/15/2030	10,002
87,350		8.000%, 11/15/2030	105,722
4,720		8.500%, 5/15/2029	5,663
688		9.500%, 10/15/2020	739
		TOTAL	267,936,123
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,440,071,041)	1,449,407,122
		INVESTMENT COMPANY—4.5%
80,524,558	[1]	Federated Government Obligations Fund, Premier Shares, 1.18%[2] (AT COST)	80,524,558
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $1,780,286,871)[3]	1,787,925,589
		OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	(507,251)
		TOTAL NET ASSETS—100%	$1,787,418,338
Semi-Annual Shareholder Report

1	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the year ended December 31, 2017, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 12/31/2016	107,203,788
Purchases/Additions	746,187,820
Sales/Reductions	(772,867,050)
Balance of Shares Held 12/31/2017	80,524,558
Value	$80,524,558
Change in Unrealized Appreciation/Depreciation	$NA
Net Realized Gain/(Loss)	$NA
Dividend Income	$1,195,558
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $1,777,604,289.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of December 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$122,410,116	$—	$122,410,116
Commercial Mortgage-Backed Securities	—	54,791,411	—	54,791,411
Collateralized Mortgage Obligations	—	80,792,382	—	80,792,382
Mortgage-Backed Securities	—	1,449,407,122	—	1,449,407,122
Investment Company	80,524,558	—	—	80,524,558
TOTAL SECURITIES	$80,524,558	$1,707,401,031	$—	$1,787,925,589
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Federated Mortgage Core Portfolio
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.81	$9.85	$9.97	$9.71	$10.20
Income From Investment Operations:
Net investment income	0.27[1]	0.23[1]	0.23[1]	0.27[1]	0.24[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.00[2]	(0.00)[2]	(0.07)	0.29	(0.45)
TOTAL FROM INVESTMENT OPERATIONS	0.27	0.23	0.16	0.56	(0.21)
Less Distributions:
Distributions from net investment income	(0.28)	(0.27)	(0.28)	(0.30)	(0.28)
Net Asset Value, End of Period	$9.80	$9.81	$9.85	$9.97	$9.71
Total Return[3]	2.75%	2.30%	1.66%	5.89%	(2.04)%
Ratios to Average Net Assets:
Net expenses	0.03%	0.03%	0.03%	0.02%	0.00%[4]
Net investment income	2.71%	2.34%	2.31%	2.74%	2.41%
Expense waiver/reimbursement[5]	0.00%[6]	0.00%[6]	0.00%	0.01%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,787,418	$2,147,397	$1,900,395	$1,864,143	$1,399,693
Portfolio turnover	88%	258%	307%	179%	200%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	46%	42%	46%	40%	67%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	The Adviser had voluntarily agreed to reimburse all operating expenses incurred by the Fund.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–Federated Mortgage Core Portfolio
December 31, 2017
Assets:
Investment in securities, at value including $80,524,558 of investment in an affiliated holding (identified cost $1,780,286,871)		$1,787,925,589
Income receivable		4,720,003
TOTAL ASSETS		1,792,645,592
Liabilities:
Payable for shares redeemed	$980,000
Income distribution payable	4,013,018
Accrued expenses (Note 5)	234,236
TOTAL LIABILITIES		5,227,254
Net assets for 182,457,319 shares outstanding		$1,787,418,338
Net Assets Consist of:
Paid-in capital		$1,810,052,310
Net unrealized appreciation of investments		7,638,718
Accumulated net realized loss on investments		(30,531,162)
Undistributed net investment income		258,472
TOTAL NET ASSETS		$1,787,418,338
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,787,418,338 ÷ 182,457,319 shares outstanding, no par value, unlimited shares authorized		$9.80
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations–Federated Mortgage Core Portfolio
Year Ended December 31, 2017
Investment Income:
Interest		$51,943,676
Dividends received from affiliated holding (see footnotes to Portfolio of Investments)		1,195,558
TOTAL INCOME		53,139,234
Expenses:
Custodian fees	$89,393
Transfer agent fee	138,447
Directors'/Trustees' fees (Note 5)	20,220
Auditing fees	31,881
Legal fees	8,590
Portfolio accounting fees	238,738
Share registration costs	1,050
Printing and postage	15,219
Miscellaneous (Note 5)	28,903
TOTAL EXPENSES	572,441
Reimbursement of other operating expenses (Note 2)	$(4,814)
Net expenses		567,627
Net investment income		52,571,607
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(819,475)
Net change in unrealized appreciation of investments		1,537,084
Net realized and unrealized gain on investments		717,609
Change in net assets resulting from operations		$53,289,216
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–Federated Mortgage Core Portfolio
Year Ended December 31	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$52,571,607	$49,696,048
Net realized gain (loss) on investments and futures contracts	(819,475)	4,602,512
Net change in unrealized appreciation/depreciation of investments and futures contracts	1,537,084	(6,440,447)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	53,289,216	47,858,113
Distributions to Shareholders:
Distributions from net investment income	(54,723,938)	(56,860,660)
Share Transactions:
Proceeds from sale of shares	170,575,250	753,528,450
Net asset value of shares issued to shareholders in payment of distributions declared	4,857,161	5,153,184
Cost of shares redeemed	(533,976,592)	(502,677,127)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(358,544,181)	256,004,507
Change in net assets	(359,978,903)	247,001,960
Net Assets:
Beginning of period	2,147,397,241	1,900,395,281
End of period (including undistributed net investment income of $258,472 and $483,589, respectively)	$1,787,418,338	$2,147,397,241
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements–Federated Mortgage Core Portfolio
December 31, 2017
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return. The Fund is an investment vehicle used by other Federated funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Semi-Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. For the year ended December 31, 2017, the portfolio accountant reimbursed $4,814 of their fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Semi-Annual Shareholder Report

Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At December 31, 2017, the Fund had no outstanding futures contracts.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2017	2016
Shares sold	17,381,790	75,595,853
Shares issued to shareholders in payment of distributions declared	494,089	516,123
Shares redeemed	(54,347,672)	(50,184,154)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(36,471,793)	25,927,822
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions and expiration of capital loss carryforwards.
For the year ended December 31, 2017, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(11,277,608)	$1,927,214	$9,350,394
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2017 and 2016, was as follows:
	2017	2016
Ordinary income	$54,723,938	$56,860,660
As of December 31, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$258,472
Net unrealized appreciation	$10,321,300
Capital loss carryforwards	$(33,213,744)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for dollar-roll transactions.
At December 31, 2017, the cost of investments for federal tax purposes was $1,777,604,289. The net unrealized appreciation of investments for federal tax purposes was $10,321,300. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,794,435 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,473,135.
Semi-Annual Shareholder Report

At December 31, 2017, the Fund had a capital loss carryforward of $33,213,744 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$28,178,450	$5,035,294	$33,213,744
Capital loss carryforwards of $11,277,608 expired during the year ended December 31, 2017.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund's average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses, may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities, and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of December 31, 2017, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
Semi-Annual Shareholder Report

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2017, were as follows:
Purchases	$20,346,317
Sales	$244,644,687
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of December 31, 2017, the Fund had no outstanding loans. During the year ended December 31, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2017, there were no outstanding loans. During the year ended December 31, 2017, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)–Federated Mortgage Core Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2017	Ending Account Value 12/31/2017	Expenses Paid During Period[1]
Actual	$1,000.00	$1,011.30	$0.15
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.00	$0.15
1	Expenses are equal to the Fund's annualized net expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated Total Return Bond Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Directors, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
Semi-Annual Shareholder Report

research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Directors were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Directors encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Directors without management present, senior management of the Adviser also met with the Independent Directors and their counsel to discuss the materials presented and such additional matters as the Independent Directors deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
Semi-Annual Shareholder Report

reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the
Semi-Annual Shareholder Report

compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover,
Semi-Annual Shareholder Report

the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Semi-Annual Shareholder Report

regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q820
CUSIP 31428Q812
CUSIP 31428Q796
CUSIP 31428Q770
CUSIP 31428Q101
CUSIP 31428Q507
CUSIP 31428Q739
28555 (7/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018